Schedule of Investments (unaudited) July 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.1%
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(a)	USD	100	$102,758
5.13%, 03/15/23 (Call 12/15/22)(a)	USD	50	52,086
5.13%, 05/15/24 (Call 02/15/24)(a)	USD	100	104,320

			259,164

Austria — 0.2%
Novomatic AG, 1.63%, 09/20/23	EUR	100	111,504
Raiffeisenlandesbank Niederoesterreich-Wien AG, 5.88%, 11/27/23(b)	EUR	100	126,290
Wienerberger AG, 2.00%, 05/02/24(b)	EUR	50	58,818

			296,612

Belgium — 0.2%
Telenet Finance Luxembourg Note SARL, 5.50%, 03/01/28 (Call 12/01/22)(a)	USD	200	203,525
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 12/01/22)(b)	EUR	100	117,408

			320,933

Brazil — 0.6%
JBS Investments GmbH, 6.25%, 02/05/23 (Call 09/02/19)(a)	USD	200	204,032
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(a)	USD	200	213,842
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)	USD	175	180,995
5.88%, 07/15/24 (Call 09/03/19)(a)	USD	110	113,333
6.75%, 02/15/28 (Call 02/15/23)(a)(c)	USD	175	188,052
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 6.50%, 04/15/29 (Call 04/15/24)(a)	USD	215	231,061

			1,131,315

Canada — 3.2%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(a)(c)	USD	300	306,375
4.63%, 01/15/22 (Call 09/03/19)(a)	USD	225	225,787
5.00%, 10/15/25 (Call 10/15/20)(a)	USD	400	408,000
Air Canada
4.75%, 10/06/23 (Call 10/06/19)(a)	CAD	25	19,706
7.75%, 04/15/21(a)	USD	50	53,875
Baytex Energy Corp., 6.63%, 07/19/22 (Call 08/30/19)	CAD	50	38,112
Bombardier Inc.
5.75%, 03/15/22(a)	USD	75	76,597
6.00%, 10/15/22 (Call 09/03/19)(a)	USD	200	200,250
6.13%, 01/15/23(a)(c)	USD	175	177,810
7.50%, 12/01/24 (Call 12/01/20)(a)	USD	175	181,435
7.50%, 03/15/25 (Call 03/15/20)(a)	USD	225	228,780
7.88%, 04/15/27 (Call 04/15/22)(a)	USD	290	292,926
8.75%, 12/01/21(a)	USD	175	191,461
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 08/30/19)(a)	CAD	50	38,957
6.50%, 12/15/20 (Call 09/03/19)(a)	USD	50	50,159
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 09/03/19)(a)	USD	75	76,281
Cascades Inc., 5.50%, 07/15/21 (Call 08/30/19)(a)	CAD	25	19,305
CES Energy Solutions Corp., 6.38%, 10/21/24 (Call 10/21/20)	CAD	50	36,803
Cott Corp., 5.50%, 07/01/24 (Call 08/12/19)(b)	EUR	100	115,891
Crew Energy Inc., 6.50%, 03/14/24 (Call 03/14/20)(a)	CAD	50	32,472

Security		Par (000)	Value

Canada (continued)
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)(a)(c)	USD	75	$75,937
7.00%, 06/01/26 (Call 06/01/21)(a)	USD	50	51,795
8.50%, 05/01/27 (Call 05/01/22)(a)(c)	USD	75	82,125
Gibson Energy Inc.
5.25%, 07/15/24 (Call 07/15/20)(b)	CAD	100	80,582
5.38%, 07/15/22 (Call 08/30/19)(a)	CAD	50	38,676
Iron Mountain Canada Operations ULC, 5.38%, 09/15/23 (Call 09/15/19)(a)	CAD	25	19,476
MEG Energy Corp.
6.38%, 01/30/23 (Call 09/03/19)(a)	USD	100	95,568
6.50%, 01/15/25 (Call 01/15/20)(a)	USD	100	100,000
7.00%, 03/31/24 (Call 09/03/19)(a)	USD	150	143,250
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)	USD	140	145,302
5.00%, 05/01/25 (Call 01/31/25)(a)	USD	75	77,257
5.25%, 08/01/23 (Call 09/03/19)(a)	USD	75	76,318
5.25%, 06/01/27 (Call 03/03/27)(a)	USD	175	183,641
NuVista Energy Ltd., 6.50%, 03/02/23 (Call 03/02/20)	CAD	50	36,994
Open Text Corp.
5.63%, 01/15/23 (Call 09/03/19)(a)	USD	125	128,437
5.88%, 06/01/26 (Call 06/01/21)(a)	USD	100	106,721
Parkland Fuel Corp.
5.63%, 05/09/25 (Call 05/09/20)	CAD	100	78,271
5.75%, 09/16/24 (Call 09/16/19)(a)	CAD	25	19,609
5.75%, 09/16/24 (Call 09/16/19)	CAD	50	39,219
5.88%, 07/15/27 (Call 07/15/22)(a)	USD	55	56,513
6.00%, 11/21/22 (Call 08/30/19)	CAD	50	39,028
Postmedia Network Inc., 8.25%, 07/15/21 (Call 08/30/19)(a)	CAD	1	447
Quebecor Media Inc.
5.75%, 01/15/23	USD	125	133,281
6.63%, 01/15/23(a)	CAD	75	61,541
Russel Metals Inc., 6.00%, 04/19/22 (Call 08/30/19)(a)	CAD	25	19,279
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(a)	USD	150	142,848
6.75%, 05/01/23 (Call 09/03/19)(a)	USD	50	51,100
6.88%, 06/30/23 (Call 09/03/19)(a)	USD	50	51,213
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(c)	USD	175	184,406
Superior Plus LP
5.13%, 08/27/25 (Call 02/27/21)	CAD	50	37,910
5.25%, 02/27/24 (Call 02/27/20)	CAD	50	38,374
Videotron Ltd.
5.00%, 07/15/22	USD	100	104,714
5.13%, 04/15/27 (Call 04/15/22)(a)	USD	75	78,623
5.38%, 06/15/24 (Call 03/15/24)(a)	USD	150	160,312
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	40,970
5.75%, 01/15/26 (Call 09/15/20)(b)	CAD	75	60,149

			5,610,868

Denmark — 0.2%
DKT Finance ApS, 7.00%, 06/17/23 (Call 06/17/20)(b)	EUR	200	242,327
TDC AS, 6.88%, 02/23/23(b)	GBP	100	140,312

			382,639

Finland — 0.5%
Nokia OYJ
1.00%, 03/15/21 (Call 02/15/21)(b)	EUR	100	113,104
2.00%, 03/11/26 (Call 12/11/25)(b)	EUR	200	233,634

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Finland (continued)
3.38%, 06/12/22	USD	100	$101,563
4.38%, 06/12/27	USD	80	82,896
Teollisuuden Voima OYJ
2.00%, 05/08/24 (Call 02/08/24)(b)	EUR	100	117,127
2.13%, 02/04/25 (Call 11/04/24)(b)	EUR	100	117,616
2.50%, 03/17/21(b)	EUR	100	115,763

			881,703

France — 3.5%
Altice France SA/France
5.63%, 05/15/24 (Call 08/30/19)(b)	EUR	60	69,179
5.88%, 02/01/27 (Call 02/01/22)(b)	EUR	200	243,835
6.25%, 05/15/24 (Call 09/12/19)(a)(c)	USD	200	206,698
7.38%, 05/01/26 (Call 05/01/21)(a)	USD	800	852,000
8.13%, 02/01/27 (Call 02/01/22)(a)	USD	200	217,750
Banijay Group SAS, 4.00%, 07/01/22 (Call 08/30/19)(b)	EUR	100	113,842
Burger King France SAS, 6.00%, 05/01/24 (Call 05/01/20)(b)	EUR	100	118,713
Casino Guichard Perrachon SA
1.87%, 06/13/22 (Call 03/13/22)(b)	EUR	100	92,268
4.05%, 08/05/26 (Call 05/05/26)(b)	EUR	100	90,122
4.50%, 03/07/24 (Call 12/07/23)(b)	EUR	200	189,510
4.56%, 01/25/23(b)	EUR	100	96,733
5.98%, 05/26/21(b)	EUR	100	105,878
CMA CGM SA
5.25%, 01/15/25 (Call 10/15/20)(b)	EUR	100	85,245
6.50%, 07/15/22 (Call 08/12/19)(b)	EUR	100	96,871
7.75%, 01/15/21 (Call 08/12/19)(b)	EUR	100	103,367
Elis SA
1.75%, 04/11/24 (Call 01/11/24)(b)	EUR	100	116,351
1.88%, 02/15/23 (Call 11/15/22)(b)	EUR	100	116,721
Europcar Mobility Group, 4.13%, 11/15/24 (Call 11/15/20)(b)	EUR	100	116,517
Faurecia SE
2.63%, 06/15/25 (Call 06/15/21)(b)	EUR	100	116,015
3.13%, 06/15/26 (Call 06/15/22)(b)	EUR	100	117,311
3.63%, 06/15/23 (Call 08/12/19)(b)	EUR	100	113,269
Fnac Darty SA, 2.63%, 05/30/26 (Call 05/30/22)(b)	EUR	100	117,422
Getlink SE, 3.63%, 10/01/23 (Call 10/01/20)(b)	EUR	100	115,640
La Financiere Atalian SASU
4.00%, 05/15/24 (Call 05/15/20)(b)	EUR	100	77,938
5.13%, 05/15/25 (Call 05/15/21)(b)	EUR	100	77,303
Loxam SAS
2.88%, 04/15/26 (Call 04/15/22)(b)	EUR	125	137,642
3.25%, 01/14/25 (Call 07/15/21)(b)	EUR	125	140,098
5.75%, 07/15/27 (Call 07/15/22)(b)	EUR	100	112,467
6.00%, 04/15/25 (Call 04/15/20)(b)	EUR	100	116,611
Mobilux Finance SAS, 5.50%, 11/15/24 (Call 11/15/19)(b)	EUR	100	114,976
Nexans SA, 3.25%, 05/26/21 (Call 02/26/21)(b)	EUR	100	116,644
Orano SA
3.13%, 03/20/23 (Call 12/20/22)(b)	EUR	100	119,919
3.38%, 04/23/26 (Call 01/23/26)(b)	EUR	100	119,037
3.50%, 03/22/21(b)	EUR	200	234,445
4.88%, 09/23/24	EUR	150	195,805
Paprec Holding SA, 4.00%, 03/31/25 (Call 03/31/21)(b)	EUR	100	109,435
Rexel SA
2.63%, 06/15/24 (Call 03/15/20)(b)	EUR	100	113,962
2.75%, 06/15/26 (Call 03/15/22)(b)	EUR	125	145,408
SPCM SA, 2.88%, 06/15/23 (Call 08/12/19)(b)	EUR	100	112,239

Security		Par (000)	Value

France (continued)
SPIE SA
2.63%, 06/18/26 (Call 12/18/25)(b)	EUR	100	$114,947
3.13%, 03/22/24 (Call 09/22/23)(b)	EUR	100	120,628
Tereos Finance Groupe I SA, 4.13%, 06/16/23 (Call 03/16/23)(b)	EUR	100	86,945
Vallourec SA
2.25%, 09/30/24(b)	EUR	100	82,461
6.63%, 10/15/22 (Call 10/15/20)(b)	EUR	100	103,962

			6,164,129

Germany — 2.9%
Adler Pelzer Holding GmbH, 4.13%, 04/01/24 (Call 04/01/20)(b)	EUR	100	101,555
ADLER Real Estate AG
1.50%, 12/06/21 (Call 11/06/21)(b)	EUR	100	114,247
1.50%, 04/17/22 (Call 03/17/22)(b)	EUR	100	114,308
3.00%, 04/27/26 (Call 02/27/26)(b)	EUR	100	119,725
BMBG Bond Finance SCA, 3.00%, 06/15/21 (Call 08/30/19)(b)	EUR	100	111,953
CBR Fashion Finance BV, 5.13%, 10/01/22 (Call 10/01/19)(b)	EUR	100	109,297
CeramTec BondCo GmbH, 5.25%, 12/15/25 (Call 12/15/20)(b)	EUR	100	112,887
Deutsche Bank AG
2.75%, 02/17/25(b)	EUR	225	254,095
4.30%, 05/24/28 (Call 05/24/23)(d)	USD	200	185,785
4.50%, 05/19/26(b)	EUR	100	121,451
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(d)	USD	200	179,020
Deutsche Lufthansa AG, 5.13%, 08/12/75 (Call 02/12/21)(b)(d)	EUR	100	117,920
Douglas GmbH, 6.25%, 07/15/22 (Call 08/12/19)(b)	EUR	100	105,973
Hapag-Lloyd AG, 5.13%, 07/15/24 (Call 07/15/20)(b)	EUR	100	117,804
K+S AG
2.63%, 04/06/23 (Call 01/06/23)(b)	EUR	100	118,892
3.25%, 07/18/24 (Call 04/18/24)(b)	EUR	100	120,881
4.13%, 12/06/21(b)	EUR	100	121,231
KME SE, 6.75%, 02/01/23 (Call 02/01/20)(b)	EUR	100	106,979
LANXESS AG, 4.50%, 12/06/76 (Call 06/06/23)(b)(d)	EUR	100	122,396
METRO AG, 1.50%, 03/19/25(b)	EUR	200	221,339
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 09/30/20)(b)	EUR	100	112,022
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 09/30/20)(b)	EUR	100	115,478
Platin 1426 GmbH, 5.38%, 06/15/23 (Call 12/15/19)(b)	EUR	100	112,113
RWE AG
2.75%, 04/21/75 (Call 10/21/20)(b)(d)	EUR	100	113,827
3.50%, 04/21/75 (Call 04/21/25)(b)(d)	EUR	50	59,407
Summit Properties Ltd., 2.00%, 01/31/25 (Call 01/31/21)(b)	EUR	100	107,655
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26 (Call 07/30/21)(b)	EUR	100	118,840
Tele Columbus AG, 3.88%, 05/02/25 (Call 05/02/21)(b)	EUR	100	103,347
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)(b)	EUR	100	113,469
1.75%, 11/25/20 (Call 08/25/20)(b)	EUR	100	113,100
2.50%, 02/25/25(b)	EUR	100	116,051
2.75%, 03/08/21 (Call 12/08/20)(b)	EUR	75	86,188
2.88%, 02/22/24 (Call 11/22/23)(b)	EUR	325	378,248
TUI AG, 2.13%, 10/26/21 (Call 07/26/21)(b)	EUR	100	114,140

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)(b)	EUR	200	$236,798
6.13%, 01/15/25 (Call 01/15/20)(a)	USD	200	208,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
4.00%, 01/15/25 (Call 01/15/20)(b)	EUR	100	115,412
4.63%, 02/15/26 (Call 02/15/21)(b)	EUR	90	108,593
WEPA Hygieneprodukte GmbH, 3.75%, 05/15/24 (Call 08/12/19)(b)	EUR	100	113,876

			5,225,052

Greece — 0.3%
Intralot Capital Luxembourg SA, 5.25%, 09/15/24 (Call 09/15/20)(b)	EUR	100	57,146
National Bank of Greece SA, 8.25%, 07/18/29 (Call 07/18/24)(b)(d)	EUR	100	115,480
OTE PLC, 3.50%, 07/09/20(b)	EUR	100	114,587
Piraeus Group Finance PLC, 9.75%, 06/26/29 (Call 06/26/24)(b)(d)	EUR	100	113,089
Titan Global Finance PLC, 2.38%, 11/16/24 (Call 05/16/24)(b)	EUR	100	114,149

			514,451

Ireland — 1.3%
Allied Irish Banks PLC, 4.13%, 11/26/25 (Call 11/26/20)(b)(d)	EUR	100	116,519
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 05/15/23 (Call 08/12/19)(b)	EUR	100	113,990
4.25%, 09/15/22 (Call 08/12/19)(a)	USD	200	203,100
4.63%, 05/15/23 (Call 09/03/19)(a)	USD	200	205,000
4.75%, 07/15/27 (Call 07/15/22)(b)	GBP	100	123,829
6.00%, 02/15/25 (Call 02/15/20)(a)	USD	200	206,656
6.75%, 05/15/24 (Call 08/12/19)(b)	EUR	100	117,783
7.25%, 05/15/24 (Call 08/14/19)(a)	USD	200	211,104
Bank of Ireland Group PLC, 3.13%, 09/19/27 (Call 09/19/22)(b)(d)	GBP	100	120,712
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(a)	USD	200	208,813
eircom Finance DAC, 3.50%, 05/15/26 (Call 05/15/22)(b)	EUR	125	144,608
James Hardie International Finance DAC, 3.63%, 10/01/26 (Call 10/01/21)(b)	EUR	100	118,216
Smurfit Kappa Acquisitions ULC
2.88%, 01/15/26(b)	EUR	200	241,926
3.25%, 06/01/21 (Call 03/10/21)(b)	EUR	100	116,949

			2,249,205

Israel — 1.4%
Teva Pharmaceutical Finance Netherlands II BV
1.13%, 10/15/24(b)	EUR	200	180,378
1.25%, 03/31/23 (Call 12/31/22)(b)	EUR	200	194,670
1.63%, 10/15/28(b)	EUR	100	81,061
1.88%, 03/31/27 (Call 12/31/26)(b)	EUR	100	85,197
3.25%, 04/15/22 (Call 01/15/22)	EUR	100	106,985
4.50%, 03/01/25 (Call 12/01/24)	EUR	200	206,924
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21(c)	USD	400	376,380
2.80%, 07/21/23(c)	USD	400	347,752
3.15%, 10/01/26(c)	USD	625	487,430
6.00%, 04/15/24 (Call 01/15/24)(c)	USD	200	185,250
6.75%, 03/01/28 (Call 12/01/27)(c)	USD	200	179,000

			2,431,027

Security		Par (000)	Value

Italy — 5.0%
Banca IFIS SpA, 4.50%, 10/17/27 (Call 10/17/22)(b)(d)	EUR	100	$98,168
Banca Monte dei Paschi di Siena SpA
5.38%, 01/18/28 (Call 01/18/23)(b)(d)	EUR	100	73,150
10.50%, 07/23/29(b)	EUR	100	102,767
Banca Popolare di Sondrio SCPA, 2.38%, 04/03/24(b)	EUR	100	111,009
Banco BPM SpA
1.75%, 04/24/23(b)	EUR	150	167,706
2.00%, 03/08/22(b)	EUR	100	112,861
2.50%, 06/21/24(b)	EUR	100	113,601
4.38%, 09/21/27 (Call 09/21/22)(b)(d)	EUR	100	111,564
6.00%, 11/05/20(b)	EUR	100	116,964
7.13%, 03/01/21(b)	EUR	100	120,080
BPER Banca, 5.13%, 05/31/27 (Call 05/31/22)(b)(d)	EUR	100	115,195
EVOCA SpA, 7.00%, 10/15/23 (Call 10/15/19)(b)	EUR	100	116,635
Fiat Chrysler Finance Europe SA
4.75%, 03/22/21(b)	EUR	200	239,387
4.75%, 07/15/22(b)	EUR	150	188,863
Iccrea Banca SpA, 1.50%, 10/11/22(b)	EUR	150	169,481
Inter Media and Communication SpA, 4.88%, 12/31/22 (Call 12/31/19)(b)	EUR	98	112,545
International Game Technology PLC, 3.50%, 06/15/26 (Call 06/15/22)(b)	EUR	150	176,150
Intesa Sanpaolo SpA
2.86%, 04/23/25(b)	EUR	100	117,159
3.93%, 09/15/26(b)	EUR	100	122,741
5.02%, 06/26/24(a)	USD	200	202,256
6.63%, 09/13/23(b)	EUR	300	403,884
Leonardo SpA
1.50%, 06/07/24 (Call 03/07/24)(b)	EUR	100	115,660
4.50%, 01/19/21	EUR	100	118,548
5.25%, 01/21/22	EUR	100	125,297
Mediobanca Banca di Credito Finanziario SpA
5.00%, 11/15/20	EUR	100	117,532
5.75%, 04/18/23	EUR	100	127,429
Nexi Capital SpA, 4.13%, 11/01/23 (Call 11/30/19)(b)	EUR	100	114,745
Rossini Sarl, 6.75%, 10/30/25 (Call 10/30/21)(b)	EUR	100	120,322
Saipem Finance International BV
2.75%, 04/05/22(b)	EUR	100	118,155
3.00%, 03/08/21(b)	EUR	100	116,133
Salini Impregilo SpA, 1.75%, 10/26/24(b)	EUR	100	94,439
Sisal Group SpA, 7.00%, 07/31/23 (Call 08/30/19)(b)	EUR	100	116,016
Societa Cattolica di Assicurazioni SC, 4.25%, 12/14/47 (Call 12/14/27)(b)(d)	EUR	100	110,552
Telecom Italia SpA/Milano
2.38%, 10/12/27 (Call 07/12/27)(b)	EUR	100	111,562
2.50%, 07/19/23(b)	EUR	200	232,819
2.75%, 04/15/25 (Call 01/15/25)(b)	EUR	150	172,998
2.88%, 01/28/26 (Call 10/28/25)(b)	EUR	100	115,769
3.00%, 09/30/25(b)	EUR	200	233,927
3.25%, 01/16/23(b)	EUR	200	240,078
3.63%, 01/19/24(b)	EUR	100	120,929
3.63%, 05/25/26(b)	EUR	200	242,146
4.00%, 04/11/24 (Call 01/11/24)(b)	EUR	200	243,925
4.50%, 01/25/21(b)	EUR	100	118,691
4.88%, 09/25/20(b)	EUR	100	117,604
5.30%, 05/30/24(a)(c)	USD	200	211,063
UniCredit SpA, 5.86%, 06/19/32 (Call 06/19/27)(a)(d)	USD	200	201,694
Unione di Banche Italiane SpA
2.63%, 06/20/24(b)	EUR	250	285,317
4.25%, 05/05/26 (Call 05/05/21)(b)(d)	EUR	100	114,101

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
4.45%, 09/15/27 (Call 09/15/22)(b)(d)	EUR	100	$114,511
5.88%, 03/04/29 (Call 03/04/24)(b)(d)	EUR	150	177,081
Unipol Gruppo SpA
3.00%, 03/18/25(b)	EUR	100	116,372
3.50%, 11/29/27 (Call 08/29/27)(b)	EUR	100	117,384
4.38%, 03/05/21(b)	EUR	100	118,458
UnipolSai Assicurazioni SpA, 3.88%, 03/01/28(b)	EUR	100	109,152
Wind Tre SpA
2.63%, 01/20/23 (Call 11/03/19)(b)	EUR	200	225,087
3.13%, 01/20/25 (Call 11/03/20)(b)	EUR	300	337,284
5.00%, 01/20/26 (Call 11/03/20)(a)	USD	250	248,750

			8,813,696

Japan — 0.6%
SoftBank Group Corp.
3.13%, 09/19/25 (Call 06/21/25)(b)	EUR	250	292,081
4.00%, 07/30/22 (Call 04/30/22)(b)	EUR	100	121,769
4.00%, 04/20/23 (Call 01/20/23)(b)	EUR	100	121,728
4.00%, 09/19/29 (Call 06/21/29)(b)	EUR	125	150,009
4.50%, 04/20/25 (Call 01/20/25)(b)	EUR	100	125,694
4.75%, 07/30/25 (Call 04/30/25)(b)	EUR	100	126,678
5.00%, 04/15/28 (Call 01/16/28)(b)	EUR	100	129,048

			1,067,007

Luxembourg — 2.7%
Altice Financing SA
5.25%, 02/15/23 (Call 08/30/19)(b)	EUR	100	114,756
6.63%, 02/15/23 (Call 09/02/19)(a)(c)	USD	200	206,250
7.50%, 05/15/26 (Call 05/15/21)(a)	USD	600	628,500
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(b)	EUR	100	100,906
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)(b)	EUR	100	114,792
7.25%, 05/15/22 (Call 08/30/19)(b)	EUR	86	97,695
7.63%, 02/15/25 (Call 02/15/20)(a)	USD	200	196,258
7.75%, 05/15/22 (Call 09/03/19)(a)(c)	USD	200	204,000
8.00%, 05/15/27 (Call 05/15/22)(b)	EUR	200	231,431
10.50%, 05/15/27 (Call 05/15/22)(a)	USD	200	209,337
Arena Luxembourg Finance Sarl, 2.88%, 11/01/24 (Call 11/01/20)(b)	EUR	100	115,505
ContourGlobal Power Holdings SA, 3.38%, 08/01/23 (Call 08/01/20)(b)	EUR	100	115,317
Crystal Almond SARL, 10.00%, 11/01/21 (Call 08/30/19)(b)	EUR	79	92,040
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22 (Call 08/12/19)(b)	GBP	100	112,382
INEOS Finance PLC, 2.13%, 11/15/25 (Call 11/15/20)(b)	EUR	100	108,924
INEOS Group Holdings SA, 5.38%, 08/01/24 (Call 08/12/19)(b)	EUR	100	113,621
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)(c)	USD	200	180,374
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 09/03/19)(c)	USD	300	277,500
8.00%, 02/15/24 (Call 09/02/19)(a)	USD	175	182,507
8.50%, 10/15/24 (Call 10/15/20)(a)	USD	450	452,812
9.50%, 09/30/22(a)	USD	75	87,625
9.75%, 07/15/25 (Call 07/15/21)(a)	USD	250	259,323
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 09/16/19)(c)	USD	125	100,588
Matterhorn Telecom Holding SA, 4.88%, 05/01/23 (Call 08/12/19)(b)	EUR	100	112,475

Security		Par (000)	Value

Luxembourg (continued)
Matterhorn Telecom SA, 4.00%, 11/15/27 (Call 11/15/22)(b)	EUR	100	$113,266
Swissport Investments SA, 6.75%, 12/15/21 (Call 08/12/19)(b)	EUR	100	114,842
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27 (Call 07/15/21)(b)	EUR	70	84,715

			4,727,741

Netherlands — 2.2%
Constellium SE
4.63%, 05/15/21 (Call 08/08/19)(b)	EUR	100	111,495
6.63%, 03/01/25 (Call 03/01/20)(a)	USD	250	261,962
Intertrust Group BV, 3.38%, 11/15/25 (Call 11/15/21)(b)	EUR	100	118,164
InterXion Holding NV, 4.75%, 06/15/25 (Call 06/15/21)(b)	EUR	200	242,196
IPD 3 BV, 4.50%, 07/15/22 (Call 08/12/19)(b)	EUR	100	113,781
Lincoln Financing SARL, 3.63%, 04/01/24 (Call 10/01/20)(b)	EUR	100	114,517
Maxeda DIY Holding BV, 6.13%, 07/15/22 (Call 08/30/19)(b)	EUR	100	109,587
Nielsen Co Luxembourg SARL/The, 5.50%, 10/01/21 (Call 09/03/19)(a)	USD	75	75,281
PPF Arena 1 BV, 3.13%, 03/27/26 (Call 12/27/25)(b)	EUR	100	114,292
Promontoria Holding 264 BV, 6.75%, 08/15/23 (Call 08/15/20)(b)	EUR	100	102,499
Saipem Finance International BV, 2.63%, 01/07/25(b)	EUR	100	117,438
Selecta Group BV, 5.88%, 02/01/24 (Call 02/01/20)(b)	EUR	100	115,449
Sensata Technologies BV
4.88%, 10/15/23(a)	USD	75	78,388
5.00%, 10/01/25(a)	USD	150	157,497
5.63%, 11/01/24(a)	USD	50	53,920
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/15/21)(b)	EUR	100	106,500
SRLEV NV, 9.00%, 04/15/41 (Call 04/15/21)(d)	EUR	100	125,928
Starfruit Finco BV/Starfruit U.S. Holdco LLC, 6.50%, 10/01/26 (Call 10/01/21)(b)	EUR	100	110,850
Sunshine Mid BV, 6.50%, 05/15/26 (Call 05/15/21)(b)	EUR	100	116,302
United Group BV, 4.38%, 07/01/22 (Call 08/12/19)(b)	EUR	100	113,856
UPC Holding BV, 3.88%, 06/15/29 (Call 06/15/22)(b)	EUR	100	118,064
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Call 01/15/20)(a)	USD	200	205,948
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 06/15/22)(b)	EUR	150	178,013
Ziggo Bond Co. BV
4.63%, 01/15/25 (Call 01/15/20)(b)	EUR	100	114,739
6.00%, 01/15/27 (Call 01/15/22)(a)	USD	150	152,109
Ziggo BV
3.75%, 01/15/25 (Call 01/15/20)(b)	EUR	100	114,761
4.25%, 01/15/27 (Call 01/15/22)(b)	EUR	200	238,583
5.50%, 01/15/27 (Call 01/15/22)(a)(c)	USD	250	255,938

			3,838,057

Norway — 0.1%
Aker BP ASA, 4.75%, 06/15/24 (Call 06/15/21)(a)	USD	150	154,500

Portugal — 0.3%
Caixa Geral de Depositos SA, 5.75%, 06/28/28 (Call 06/28/23)(b)(d)	EUR	100	124,352
EDP — Energias de Portugal SA
4.50%, 04/30/79 (Call 01/30/24)(b)(d)	EUR	200	245,624
5.38%, 09/16/75 (Call 03/16/21)(b)(d)	EUR	100	119,639
Novo Banco SA, 8.50%, 07/06/28 (Call 07/06/23)(b)(d)	EUR	100	119,646

			609,261

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Singapore — 0.1%
Puma International Financing SA, 5.13%, 10/06/24 (Call 10/06/20)(a)	USD	200	$191,454

Spain — 1.3%
Banco de Sabadell SA
5.38%, 12/12/28 (Call 12/12/23)(b)(d)	EUR	100	123,600
5.63%, 05/06/26(b)	EUR	100	129,222
Bankia SA
3.38%, 03/15/27 (Call 03/15/22)(b)(d)	EUR	100	118,024
3.75%, 02/15/29 (Call 02/15/24)(b)(d)	EUR	100	119,686
Cellnex Telecom SA
2.38%, 01/16/24 (Call 10/16/23)(b)	EUR	100	118,412
3.13%, 07/27/22(b)	EUR	100	120,283
Cirsa Finance International Sarl
4.75%, 05/22/25 (Call 05/22/21)(b)	EUR	100	117,720
6.25%, 12/20/23 (Call 06/20/20)(b)	EUR	100	119,799
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21 (Call 08/30/19)(b)	EUR	100	113,037
Distribuidora Internacional de Alimentacion SA, 0.88%, 04/06/23 (Call 01/06/23)(b)	EUR	100	64,021
El Corte Ingles SA, 3.00%, 03/15/24 (Call 10/15/20)(b)	EUR	100	116,680
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23 (Call 08/12/19)(b)	EUR	100	112,643
Grifols SA, 3.20%, 05/01/25 (Call 05/01/20)(b)	EUR	200	229,010
Grupo Isolux Corsan SA
Series B, 6.00%, 12/30/21 (Call 08/30/19)(e)	EUR	28	16
Series C, 0.25%, 12/30/21 (Call 08/30/19)(e)	EUR	0	—
Grupo-Antolin Irausa SA, 3.25%, 04/30/24 (Call 04/30/20)(b)	EUR	100	98,959
NH Hotel Group SA, 3.75%, 10/01/23 (Call 10/01/19)(b)	EUR	90	102,557
Obrascon Huarte Lain SA, 4.75%, 03/15/22 (Call 08/30/19)(b)	EUR	100	76,894
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(b)(d)	EUR	200	252,807
Tasty Bondco 1 SA, 6.25%, 05/15/26 (Call 05/15/22)(b)	EUR	100	117,840

			2,251,210

Sweden — 0.8%
Akelius Residential Property AB, 3.88%, 10/05/78 (Call 07/08/23)(b)(d)	EUR	100	117,858
Dometic Group AB, 3.00%, 05/08/26 (Call 04/08/26)(b)	EUR	125	141,595
Fastighets AB Balder, 3.00%, 03/07/78 (Call 03/07/23)(b)(d)	EUR	100	112,394
Intrum AB
2.75%, 07/15/22 (Call 08/30/19)(b)	EUR	100	112,106
3.13%, 07/15/24 (Call 07/15/20)(b)	EUR	200	225,766
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	USD	125	129,078
Series 7Y, 1.88%, 03/01/24(b)	EUR	100	117,615
Verisure Midholding AB, 5.75%, 12/01/23 (Call 12/01/19)(b)	EUR	200	229,459
Volvo Car AB
2.13%, 04/02/24 (Call 01/02/24)(b)	EUR	100	114,778
3.25%, 05/18/21(b)	EUR	100	117,196

			1,417,845

Switzerland — 0.3%
Dufry Finance SCA, 4.50%, 08/01/23 (Call 08/30/19)(b)	EUR	100	113,947
Dufry One BV, 2.50%, 10/15/24 (Call 10/15/20)(b)	EUR	100	114,946
Garrett LX I Sarl/Garrett Borrowing LLC, 5.13%, 10/15/26 (Call 10/15/21)(b)	EUR	100	104,989

Security		Par (000)	Value

Switzerland (continued)
Transocean Inc., 7.50%, 01/15/26 (Call 01/15/21)(a)	USD	150	$142,000

			475,882

United Kingdom — 3.3%
Algeco Global Finance PLC, 6.50%, 02/15/23 (Call 02/15/20)(b)	EUR	100	116,016
Ardonagh Midco 3 PLC, 8.38%, 07/15/23 (Call 07/15/20)(b)	GBP	100	112,949
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 09/30/20)(b)	GBP	100	130,970
Avon International Capital PLC, 6.50%, 08/15/22 (Call 09/02/19)(a)	USD	50	50,974
Boparan Finance PLC, 4.38%, 07/15/21 (Call 08/12/19)(b)	EUR	100	59,901
Cabot Financial Luxembourg SA, 7.50%, 10/01/23 (Call 10/01/19)(b)	GBP	100	126,912
Centrica PLC, 3.00%, 04/10/76 (Call 04/10/21)(b)(d)	EUR	100	112,363
Co-Operative Group Ltd., 5.13%, 05/17/24 (Call 02/15/24)(b)	GBP	100	128,689
Drax Finco PLC, 4.25%, 05/01/22 (Call 08/12/19)(b)	GBP	100	124,391
eG Global Finance PLC
3.63%, 02/07/24 (Call 11/15/20)(b)	EUR	100	110,750
4.38%, 02/07/25 (Call 05/15/21)(b)	EUR	100	110,828
Fiat Chrysler Automobiles NV
3.75%, 03/29/24(b)	EUR	200	249,724
5.25%, 04/15/23	USD	200	210,000
Heathrow Finance PLC, 3.88%, 03/01/27(b)	GBP	100	121,810
Iceland Bondco PLC, 4.63%, 03/15/25 (Call 09/15/20)(b)	GBP	100	106,586
IDH Finance PLC, 6.25%, 08/15/22 (Call 08/30/19)(b)	GBP	100	108,154
INEOS Finance PLC, 2.88%, 05/01/26 (Call 05/01/22)(b)	EUR	100	112,374
Inmarsat Finance PLC, 4.88%, 05/15/22 (Call 09/03/19)(a)	USD	200	201,700
International Game Technology PLC, 6.25%, 01/15/27 (Call 07/15/26)(a)(c)	USD	200	217,731
International Personal Finance PLC, 5.75%, 04/07/21(b)	EUR	100	99,677
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24(b)	EUR	100	94,021
3.88%, 03/01/23(b)	GBP	100	108,120
4.50%, 01/15/26 (Call 10/15/25)(b)	EUR	100	96,526
5.63%, 02/01/23 (Call 09/03/19)(a)(c)	USD	150	146,625
Jerrold Finco PLC, 6.25%, 09/15/21 (Call 09/15/19)(b)	GBP	100	123,072
KCA Deutag UK Finance PLC, 9.88%, 04/01/22 (Call 04/01/20)(a)	USD	200	137,607
Lecta SA, 6.50%, 08/01/23 (Call 08/12/19)(b)	EUR	100	74,171
Mclaren Finance PLC, 5.00%, 08/01/22 (Call 08/12/19)(b)	GBP	100	114,280
Merlin Entertainments PLC, 2.75%, 03/15/22 (Call 12/15/21)(b)	EUR	100	117,013
New Look Secured Issuer PLC, 6.50%, 07/01/22 (Call 08/12/19)(b)(e)	GBP	25	9,030
Nomad Foods Bondco PLC, 3.25%, 05/15/24 (Call 05/15/20)(b)	EUR	100	114,977
Pinnacle Bidco PLC, 6.38%, 02/15/25 (Call 02/15/21)(b)	GBP	100	129,107
Pizzaexpress Financing 2 PLC, 6.63%, 08/01/21 (Call 08/12/19)(b)	GBP	100	107,165
Playtech PLC, 4.25%, 03/07/26 (Call 03/07/22)(b)	EUR	100	118,320
Shop Direct Funding PLC, 7.75%, 11/15/22 (Call 11/15/19)(b)	GBP	100	109,901
Stonegate Pub Co. Financing PLC, 4.88%, 03/15/22 (Call 08/12/19)(b)	GBP	100	125,155
Thomas Cook Group PLC, 6.25%, 06/15/22 (Call 08/30/19)(b)	EUR	100	30,619
Valaris PLC, 7.75%, 02/01/26 (Call 11/01/25)	USD	150	109,500

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Virgin Media Finance PLC, 4.50%, 01/15/25 (Call 01/15/20)(b)	EUR	100	$115,182
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24 (Call 09/15/19)(b)	GBP	100	125,919
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)(b)	GBP	100	126,334
5.00%, 04/15/27 (Call 04/15/22)(b)	GBP	100	126,685
5.25%, 01/15/26 (Call 01/15/20)(a)	USD	200	204,500
5.25%, 05/15/29 (Call 05/15/24)(b)	GBP	100	127,992
5.50%, 08/15/26 (Call 08/15/21)(a)	USD	200	208,250
6.00%, 01/15/25 (Call 01/15/21)(b)(f)	GBP	100	136,342
Worldpay Finance PLC, 3.75%, 11/15/22 (Call 08/01/19)(b)	EUR	100	124,759

			5,773,671

United States — 66.5%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 09/03/19)	USD	100	100,969
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)	USD	150	137,625
8.13%, 02/15/24 (Call 02/15/21)(a)	USD	90	96,075
10.13%, 08/01/26 (Call 08/01/22)(a)	USD	30	30,780
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(b)	EUR	100	89,533
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(a)	USD	310	314,290
ADT Security Corp. (The)
3.50%, 07/15/22	USD	125	124,375
4.13%, 06/15/23(c)	USD	100	100,510
6.25%, 10/15/21	USD	125	132,998
AECOM
5.13%, 03/15/27 (Call 12/15/26)	USD	150	157,125
5.88%, 10/15/24 (Call 07/15/24)	USD	125	135,125
AES Corp./VA
4.00%, 03/15/21	USD	50	50,869
4.50%, 03/15/23 (Call 03/15/20)	USD	100	102,700
4.88%, 05/15/23 (Call 09/03/19)	USD	100	101,502
5.13%, 09/01/27 (Call 09/01/22)	USD	70	74,102
5.50%, 04/15/25 (Call 04/15/20)(c)	USD	125	129,687
6.00%, 05/15/26 (Call 05/15/21)	USD	75	79,875
AK Steel Corp., 7.63%, 10/01/21 (Call 09/03/19)	USD	75	74,719
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)	USD	150	153,251
6.63%, 06/15/24 (Call 09/03/19)	USD	200	208,500
7.50%, 03/15/26 (Call 03/15/22)(a)	USD	105	115,631
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 09/30/19)(a)	USD	200	210,538
7.00%, 09/30/26 (Call 09/30/21)(a)	USD	200	215,072
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	USD	50	51,125
7.88%, 08/15/23 (Call 05/15/23)	USD	75	80,813
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)	USD	140	146,448
9.75%, 07/15/27 (Call 07/15/22)(a)	USD	165	172,219
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)(c)	USD	50	50,136
5.00%, 10/01/24 (Call 10/01/19)(a)(c)	USD	225	229,151
5.88%, 06/01/29 (Call 06/01/24)(a)	USD	70	74,375

Security		Par (000)	Value

United States (continued)
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	USD	55	$56,747
4.13%, 02/13/22(c)	USD	100	102,846
4.25%, 04/15/21	USD	100	101,500
4.63%, 05/19/22	USD	50	51,924
4.63%, 03/30/25	USD	100	106,970
5.13%, 09/30/24	USD	150	164,332
5.75%, 11/20/25 (Call 10/21/25)	USD	150	167,437
7.50%, 09/15/20	USD	25	26,233
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)(c)	USD	75	70,753
5.88%, 11/15/26 (Call 11/15/21)	USD	75	68,063
6.13%, 05/15/27 (Call 05/15/22)(c)	USD	75	67,563
6.38%, 11/15/24 (Call 11/15/19)	GBP	100	119,012
AMC Networks Inc.
4.75%, 12/15/22 (Call 09/03/19)	USD	125	126,213
4.75%, 08/01/25 (Call 08/01/21)	USD	100	101,746
5.00%, 04/01/24 (Call 04/01/20)	USD	125	128,556
American Airlines Group Inc., 5.00%, 06/01/22(a)	USD	45	46,631
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)	USD	110	110,275
6.25%, 03/15/26 (Call 03/15/21)	USD	70	69,940
6.50%, 04/01/27 (Call 04/01/22)	USD	75	75,098
6.63%, 10/15/22 (Call 09/03/19)	USD	50	50,819
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	USD	125	131,453
5.63%, 05/20/24 (Call 03/20/24)	USD	100	106,125
5.75%, 05/20/27 (Call 02/20/27)	USD	75	78,891
5.88%, 08/20/26 (Call 05/20/26)	USD	75	79,657
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	USD	75	78,338
Anixter Inc., 5.13%, 10/01/21	USD	75	78,227
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/19)	USD	125	120,781
5.75%, 03/01/27 (Call 03/01/22)(a)	USD	110	103,402
5.75%, 01/15/28 (Call 01/15/23)(a)	USD	100	93,500
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)(c)	USD	75	67,938
5.13%, 12/01/22 (Call 09/03/19)(c)	USD	150	142,828
5.38%, 11/01/21 (Call 09/03/19)	USD	125	123,085
5.63%, 06/01/23 (Call 09/03/19)(c)	USD	125	118,359
APX Group Inc.
7.63%, 09/01/23 (Call 09/03/19)(c)	USD	50	39,922
7.88%, 12/01/22 (Call 09/03/19)	USD	125	118,438
8.75%, 12/01/20 (Call 09/03/19)	USD	67	63,901
Aramark International Finance Sarl, 3.13%, 04/01/25 (Call 04/01/20)(b)	EUR	100	114,945
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)(c)	USD	50	51,383
5.00%, 04/01/25 (Call 04/01/20)(a)(c)	USD	75	77,651
5.00%, 02/01/28 (Call 02/01/23)(a)	USD	200	208,500
5.13%, 01/15/24 (Call 09/03/19)	USD	125	128,485
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	USD	150	158,970
5.40%, 04/15/21 (Call 01/15/21)	USD	175	180,828
5.87%, 02/23/22	USD	100	106,470
6.15%, 08/15/20	USD	200	206,566

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(a)(c)	USD	100	$80,000
10.00%, 04/01/22 (Call 04/01/20)(a)	USD	150	147,354
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	USD	125	130,469
Avantor Inc.
4.75%, 10/01/24 (Call 10/01/20)(b)	EUR	100	119,134
6.00%, 10/01/24 (Call 10/01/20)(a)	USD	250	267,502
9.00%, 10/01/25 (Call 10/01/20)(a)	USD	275	306,677
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 09/03/19)	USD	41	41,779
5.75%, 07/15/27 (Call 06/15/22)(a)	USD	55	55,550
Avis Budget Finance PLC, 4.75%, 01/30/26 (Call 09/30/21)(b)	EUR	100	117,890
Avon International Operations Inc., 7.88%, 08/15/22 (Call 09/03/19)(a)	USD	100	104,050
Avon Products Inc., 7.00%, 03/15/23	USD	50	50,350
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 01/15/20)(b)	EUR	125	143,559
B&G Foods Inc.
4.63%, 06/01/21 (Call 09/03/19)	USD	75	75,028
5.25%, 04/01/25 (Call 04/01/20)(c)	USD	125	124,887
Ball Corp.
3.50%, 12/15/20	EUR	100	116,467
4.00%, 11/15/23	USD	125	129,717
4.38%, 12/15/20(c)	USD	125	127,500
4.38%, 12/15/23	EUR	100	129,835
4.88%, 03/15/26 (Call 12/15/25)	USD	150	159,450
5.00%, 03/15/22	USD	100	104,980
5.25%, 07/01/25(c)	USD	175	190,531
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	USD	200	177,833
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	USD	240	265,157
9.25%, 04/01/26 (Call 04/01/22)(a)	USD	200	224,037
Bausch Health Companies Inc.
4.50%, 05/15/23 (Call 08/30/19)(b)	EUR	325	365,739
5.50%, 03/01/23 (Call 09/03/19)(a)	USD	52	52,427
5.50%, 11/01/25 (Call 11/01/20)(a)	USD	225	233,719
5.75%, 08/15/27 (Call 08/15/22)(a)	USD	65	68,418
5.88%, 05/15/23 (Call 09/03/19)(a)	USD	250	252,450
6.13%, 04/15/25 (Call 04/15/20)(a)(c)	USD	500	513,750
6.50%, 03/15/22 (Call 09/03/19)(a)	USD	150	155,309
7.00%, 03/15/24 (Call 03/15/20)(a)	USD	350	369,250
7.00%, 01/15/28 (Call 01/15/23)(a)	USD	110	114,111
7.25%, 05/30/29 (Call 05/30/24)(a)	USD	95	99,271
9.00%, 12/15/25 (Call 12/15/21)(a)	USD	300	336,117
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)(c)	USD	175	173,337
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)(c)	USD	50	45,940
8.75%, 03/15/22 (Call 08/16/19)	USD	85	88,257
Belden Inc., 3.88%, 03/15/28 (Call 03/15/23)(b)	EUR	150	178,331
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)	USD	65	65,077
4.88%, 07/15/26 (Call 07/15/22)(a)	USD	210	218,277
5.13%, 07/15/23 (Call 09/03/19)(c)	USD	100	102,288
5.50%, 05/15/22 (Call 09/03/19)	USD	50	50,639
5.63%, 07/15/27 (Call 07/15/22)(a)	USD	65	68,290
6.00%, 10/15/22 (Call 09/03/19)	USD	65	66,308

Security		Par (000)	Value

United States (continued)
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)	USD	100	$110,206
10.00%, 10/15/25 (Call 10/15/20)	USD	100	112,625
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 09/03/19)(a)	USD	125	125,938
Boyd Gaming Corp.
6.00%, 08/15/26 (Call 08/15/21)	USD	100	104,757
6.38%, 04/01/26 (Call 04/01/21)	USD	100	105,498
6.88%, 05/15/23 (Call 08/16/19)	USD	100	103,625
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)	USD	150	131,437
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	USD	170	176,516
Buckeye Partners LP, 6.38%, 01/22/78 (Call 01/22/23)(c)(d)	USD	50	38,417
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/01/22)(a)	USD	100	105,625
Cablevision Systems Corp., 5.88%, 09/15/22	USD	100	106,227
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)	USD	225	225,000
California Resources Corp., 8.00%, 12/15/22 (Call 09/03/19)(a)(c)	USD	325	227,500
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/19)(c)	USD	75	73,149
6.38%, 07/01/26 (Call 07/01/21)	USD	50	48,844
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)(a)	USD	200	203,030
5.38%, 01/15/23 (Call 09/03/19)	USD	200	199,870
5.50%, 02/01/24 (Call 09/03/19)	USD	100	99,865
5.75%, 01/15/25 (Call 10/15/19)(c)	USD	225	224,370
5.88%, 01/15/24 (Call 09/03/19)(a)	USD	75	76,688
6.00%, 01/15/22 (Call 09/03/19)(a)	USD	100	100,706
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 04/15/21 (Call 09/03/19)	USD	125	124,245
Catalent Pharma Solutions Inc., 4.75%, 12/15/24 (Call 12/15/19)(b)	EUR	100	115,277
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)(c)	USD	75	54,576
5.95%, 12/15/26 (Call 09/15/26)(c)	USD	100	70,333
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)(a)	USD	100	100,514
5.00%, 02/01/28 (Call 08/01/22)(a)	USD	375	384,862
5.13%, 02/15/23 (Call 09/03/19)	USD	200	203,112
5.13%, 05/01/23 (Call 09/03/19)(a)(c)	USD	150	153,296
5.13%, 05/01/27 (Call 05/01/22)(a)	USD	525	541,406
5.25%, 03/15/21 (Call 09/03/19)	USD	75	75,281
5.25%, 09/30/22 (Call 09/03/19)	USD	150	151,887
5.38%, 05/01/25 (Call 05/01/20)(a)(c)	USD	150	155,301
5.38%, 06/01/29 (Call 06/01/24)(a)	USD	175	181,453
5.50%, 05/01/26 (Call 05/01/21)(a)	USD	250	261,962
5.75%, 09/01/23 (Call 09/03/19)	USD	75	76,583
5.75%, 01/15/24 (Call 09/03/19)	USD	125	127,793
5.75%, 02/15/26 (Call 02/15/21)(a)	USD	375	394,818
5.88%, 04/01/24 (Call 09/03/19)(a)	USD	275	286,388
5.88%, 05/01/27 (Call 05/01/21)(a)	USD	100	104,966
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	USD	75	77,713
5.00%, 10/15/24 (Call 07/15/24)	USD	75	79,164

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.25%, 05/15/29 (Call 05/15/24)(a)	USD	50	$51,813
5.88%, 06/15/26 (Call 06/15/21)	USD	100	106,370
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 09/03/19)	USD	125	127,520
5.00%, 09/01/25 (Call 03/01/20)	USD	75	78,273
5.50%, 12/01/24 (Call 06/01/24)(c)	USD	100	108,152
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(a)	USD	70	72,311
Centene Corp.
4.75%, 05/15/22 (Call 09/03/19)	USD	125	127,500
4.75%, 01/15/25 (Call 01/15/20)	USD	250	257,187
5.38%, 06/01/26 (Call 06/01/21)(a)	USD	275	290,159
6.13%, 02/15/24 (Call 09/03/19)	USD	150	157,157
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	USD	75	76,188
Series S, 6.45%, 06/15/21	USD	200	210,262
Series T, 5.80%, 03/15/22	USD	175	182,250
Series W, 6.75%, 12/01/23(c)	USD	100	108,000
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	USD	150	164,484
CF Industries Inc., 3.45%, 06/01/23	USD	150	151,500
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)	USD	190	190,986
Chemours Co. (The)
4.00%, 05/15/26 (Call 05/15/21)	EUR	100	105,255
5.38%, 05/15/27 (Call 02/15/27)	USD	75	66,281
6.63%, 05/15/23 (Call 09/03/19)	USD	125	125,860
7.00%, 05/15/25 (Call 05/15/20)(c)	USD	125	122,687
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	USD	250	272,584
5.88%, 03/31/25 (Call 10/02/24)	USD	200	220,520
7.00%, 06/30/24 (Call 01/01/24)	USD	200	228,004
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/20)	USD	261	271,414
5.63%, 10/01/26 (Call 10/01/21)	USD	155	164,106
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 09/03/19)(c)	USD	100	91,969
7.00%, 10/01/24 (Call 04/01/21)	USD	135	111,038
7.50%, 10/01/26 (Call 10/01/21)	USD	50	39,348
8.00%, 01/15/25 (Call 01/15/20)(c)	USD	175	149,990
8.00%, 03/15/26 (Call 03/15/22)(a)	USD	156	127,168
8.00%, 06/15/27 (Call 06/15/22)(c)	USD	175	139,125
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 09/03/19)(c)	USD	125	123,880
6.25%, 03/31/23 (Call 03/31/20)	USD	475	456,000
6.88%, 02/01/22 (Call 09/03/19)	USD	375	254,277
8.00%, 03/15/26 (Call 03/15/22)(a)	USD	275	264,172
8.13%, 06/30/24 (Call 06/30/21)(a)	USD	225	171,745
8.63%, 01/15/24 (Call 01/15/21)(a)	USD	150	150,266
9.88%, 06/30/23 (Call 06/30/20)(a)(c)(f)	USD	250	210,937
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	50	50,142
5.50%, 04/01/27 (Call 04/01/22)(a)	USD	100	104,844
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/19)(a)	USD	100	85,750
Cinemark USA Inc.
4.88%, 06/01/23 (Call 09/03/19)	USD	125	126,875
5.13%, 12/15/22 (Call 09/03/19)	USD	50	50,844
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)	USD	75	76,688
4.75%, 02/16/24 (Call 11/16/23)	USD	100	105,750
5.00%, 08/15/22	USD	150	159,118
5.00%, 08/01/23	USD	100	107,129

Security		Par (000)	Value

United States (continued)
5.25%, 03/07/25 (Call 12/07/24)	USD	75	$82,116
6.13%, 03/09/28(c)	USD	50	57,625
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	USD	40	41,650
Clear Channel Worldwide Holdings Inc.
9.25%, 02/15/24 (Call 02/15/21)(a)	USD	345	374,586
Series A, 6.50%, 11/15/22 (Call 09/03/19)	USD	100	101,875
Series B, 6.50%, 11/15/22 (Call 09/03/19)	USD	250	255,000
Clearway Energy Operating LLC
5.38%, 08/15/24 (Call 09/03/19)	USD	75	76,828
5.75%, 10/15/25 (Call 10/15/21)(a)	USD	60	62,353
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	USD	50	51,221
5.75%, 03/01/25 (Call 03/01/20)	USD	126	128,268
5.88%, 06/01/27 (Call 06/01/22)(a)	USD	125	125,441
CNX Resources Corp.
5.88%, 04/15/22 (Call 09/03/19)	USD	115	110,400
7.25%, 03/14/27 (Call 03/14/22)(a)	USD	75	64,313
Colfax Corp.
3.25%, 05/15/25 (Call 05/15/20)(b)	EUR	100	114,078
6.00%, 02/15/24 (Call 02/15/21)(a)	USD	80	84,625
6.38%, 02/15/26 (Call 02/15/22)(a)	USD	65	70,010
CommScope Inc.
5.00%, 06/15/21 (Call 08/12/19)(a)	USD	100	100,059
5.50%, 03/01/24 (Call 03/01/21)(a)	USD	160	162,729
5.50%, 06/15/24 (Call 08/12/19)(a)	USD	85	77,775
6.00%, 03/01/26 (Call 03/01/22)(a)	USD	255	258,430
8.25%, 03/01/27 (Call 03/01/22)(a)	USD	155	151,658
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(c)	USD	100	84,400
6.00%, 06/15/25 (Call 06/15/20)(a)(c)	USD	250	228,125
Coty Inc., 4.75%, 04/15/26 (Call 04/15/21)(b)	EUR	100	110,116
Covanta Holding Corp.
5.88%, 03/01/24 (Call 09/03/19)	USD	50	51,375
5.88%, 07/01/25 (Call 07/01/20)	USD	50	52,042
6.00%, 01/01/27 (Call 01/01/22)	USD	50	51,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)	USD	110	108,823
5.75%, 04/01/25 (Call 04/01/20)	USD	75	76,120
6.25%, 04/01/23 (Call 08/16/19)	USD	100	102,005
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	USD	175	180,578
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	USD	50	51,000
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	USD	100	103,338
Crown European Holdings SA
2.25%, 02/01/23 (Call 11/01/22)(b)	EUR	100	117,743
2.88%, 02/01/26 (Call 08/01/25)(b)	EUR	100	120,700
3.38%, 05/15/25 (Call 11/15/24)(b)	EUR	100	123,626
4.00%, 07/15/22 (Call 04/15/22)(b)	EUR	100	122,614
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)	USD	150	147,412
CSC Holdings LLC
5.13%, 12/15/21 (Call 08/12/19)(a)	USD	200	200,321
5.25%, 06/01/24	USD	125	130,661
5.38%, 07/15/23 (Call 08/12/19)(a)	USD	200	205,068
5.38%, 02/01/28 (Call 02/01/23)(a)	USD	200	208,583
5.50%, 05/15/26 (Call 05/15/21)(a)	USD	200	209,174
5.50%, 04/15/27 (Call 04/15/22)(a)	USD	200	210,134

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.75%, 01/15/30 (Call 01/15/25)(a)	USD	200	$203,560
6.50%, 02/01/29 (Call 02/01/24)(a)	USD	200	219,819
6.63%, 10/15/25 (Call 10/15/20)(a)	USD	200	213,167
6.75%, 11/15/21	USD	150	160,687
7.50%, 04/01/28 (Call 04/01/23)(a)	USD	200	220,750
10.88%, 10/15/25 (Call 10/15/20)(a)	USD	225	257,128
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)(c)	USD	75	77,317
5.38%, 03/15/27 (Call 03/15/22)	USD	75	79,500
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)	USD	75	76,172
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)(c)	USD	75	75,785
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/15/21)(b)	EUR	100	117,848
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)(c)	USD	200	197,400
5.13%, 07/15/24 (Call 08/16/19)	USD	275	276,213
5.75%, 08/15/22 (Call 09/03/19)	USD	150	151,783
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	USD	75	75,938
4.75%, 09/30/21 (Call 06/30/21)(a)	USD	75	77,134
5.13%, 05/15/29 (Call 02/15/29)	USD	110	113,667
5.38%, 07/15/25 (Call 04/15/25)	USD	150	159,565
5.85%, 05/21/43 (Call 05/21/23)(a)(d)	USD	75	70,500
Dell Inc., 4.63%, 04/01/21	USD	50	51,300
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 08/16/19)(a)	USD	200	203,462
7.13%, 06/15/24 (Call 08/16/19)(a)(c)	USD	225	237,839
Denbury Resources Inc.
7.75%, 02/15/24 (Call 08/15/20)(a)	USD	50	36,750
9.00%, 05/15/21 (Call 09/03/19)(a)	USD	75	70,696
9.25%, 03/31/22 (Call 09/03/19)(a)	USD	75	65,977
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)	USD	75	71,367
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/03/19)(a)(c)	USD	75	77,025
10.75%, 09/01/24 (Call 09/03/19)(a)(c)	USD	100	96,500
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	USD	180	182,925
6.63%, 08/15/27 (Call 08/15/22)(a)	USD	140	143,062
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)	USD	100	102,942
5.38%, 05/31/25 (Call 05/31/20)	USD	160	168,000
DISH DBS Corp.
5.00%, 03/15/23(c)	USD	250	240,369
5.88%, 07/15/22	USD	325	329,062
5.88%, 11/15/24(c)	USD	300	279,756
6.75%, 06/01/21(c)	USD	250	260,862
7.75%, 07/01/26(c)	USD	300	294,000
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(a)	USD	100	107,101
10.25%, 02/15/27 (Call 02/15/22)(a)(c)	USD	105	113,236
Edgewell Personal Care Co.
4.70%, 05/19/21(c)	USD	75	76,386
4.70%, 05/24/22(c)	USD	75	76,688
Elanco Animal Health Inc.
3.91%, 08/27/21	USD	50	51,052
4.27%, 08/28/23 (Call 07/28/23)	USD	100	104,992
4.90%, 08/28/28 (Call 05/28/28)	USD	100	111,340

Security		Par (000)	Value

United States (continued)
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)	USD	100	$105,292
6.00%, 09/15/26 (Call 09/15/21)	USD	90	97,460
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	USD	175	172,958
Encompass Health Corp., 5.75%, 11/01/24 (Call 09/03/19)	USD	137	138,886
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(a)	USD	50	51,750
5.75%, 01/30/28 (Call 01/30/23)(a)	USD	75	79,500
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 09/02/19)(a)(c)	USD	200	128,068
6.00%, 02/01/25 (Call 02/01/20)(a)(c)	USD	200	120,000
Energizer Gamma Acquisition BV, 4.63%, 07/15/26 (Call 07/15/21)(b)	EUR	100	116,267
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(a)	USD	75	76,289
6.38%, 07/15/26 (Call 07/15/21)(a)(c)	USD	115	119,843
7.75%, 01/15/27 (Call 01/15/22)(a)	USD	65	70,742
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	USD	100	98,633
4.40%, 04/01/24 (Call 01/01/24)	USD	75	76,198
4.85%, 07/15/26 (Call 04/15/26)	USD	100	101,430
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(a)(c)	USD	175	121,625
EP Energy LLC/Everest Acquisition Finance Inc.
7.75%, 05/15/26 (Call 05/15/21)(a)	USD	150	134,311
8.00%, 11/29/24 (Call 11/30/19)(a)	USD	75	49,688
8.00%, 02/15/25 (Call 02/15/20)(a)(c)	USD	125	24,263
9.38%, 05/01/24 (Call 05/01/20)(a)(c)	USD	125	25,781
Equinix Inc.
2.88%, 03/15/24 (Call 09/15/20)	EUR	100	116,100
2.88%, 10/01/25 (Call 10/01/20)	EUR	150	173,565
2.88%, 02/01/26 (Call 02/01/21)	EUR	200	232,313
5.38%, 01/01/22 (Call 09/03/19)	USD	100	102,538
5.38%, 04/01/23 (Call 09/03/19)	USD	125	127,500
5.38%, 05/15/27 (Call 05/15/22)	USD	200	215,875
5.75%, 01/01/25 (Call 01/01/20)	USD	75	77,906
5.88%, 01/15/26 (Call 01/15/21)	USD	150	159,795
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)	USD	175	180,183
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)(c)	USD	150	122,469
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(a)(c)	USD	100	74,156
7.38%, 05/15/24 (Call 05/15/20)(a)	USD	100	81,344
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 09/03/19)(c)	USD	75	65,969
6.75%, 01/15/22 (Call 09/03/19)(c)	USD	100	87,071
6.75%, 06/15/23 (Call 08/16/19)(c)	USD	75	64,844
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(d)(g)	USD	75	74,531
First Data Corp.
5.00%, 01/15/24 (Call 08/03/19)(a)	USD	250	256,262
5.38%, 08/15/23 (Call 08/03/19)(a)	USD	175	179,672
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 09/03/19)(a)	USD	75	75,078
5.00%, 07/01/25 (Call 07/01/20)(a)	USD	70	70,919
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/20)(a)	USD	75	66,553
7.88%, 07/15/26 (Call 07/15/21)(a)(c)	USD	75	67,775

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)	USD	75	$65,273
8.25%, 04/15/25 (Call 04/15/21)(a)	USD	100	87,321
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	USD	250	250,642
3.88%, 03/15/23 (Call 12/15/22)	USD	250	251,838
4.00%, 11/14/21	USD	125	127,421
4.55%, 11/14/24 (Call 08/14/24)(c)	USD	125	128,037
6.88%, 02/15/23 (Call 02/15/20)	USD	100	105,267
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)(c)	USD	100	55,167
7.13%, 01/15/23	USD	125	73,125
7.63%, 04/15/24(c)	USD	100	55,700
8.00%, 04/01/27 (Call 04/01/22)(a)	USD	285	297,739
8.50%, 04/01/26 (Call 04/01/21)(a)	USD	275	268,730
8.75%, 04/15/22	USD	75	45,633
10.50%, 09/15/22 (Call 06/15/22)	USD	350	216,781
11.00%, 09/15/25 (Call 06/15/25)	USD	525	305,156
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 09/03/19)	USD	50	50,250
6.25%, 05/15/26 (Call 02/15/21)	USD	50	49,309
6.50%, 10/01/25 (Call 10/01/20)	USD	100	100,055
6.75%, 08/01/22 (Call 09/03/19)	USD	150	152,607
Genworth Holdings Inc., 7.63%, 09/24/21	USD	100	104,063
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	USD	130	134,542
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)(a)	USD	175	180,579
8.75%, 10/01/25 (Call 10/01/20)(a)	USD	125	131,548
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(c)	USD	100	94,402
5.00%, 05/31/26 (Call 05/31/21)(c)	USD	125	124,706
5.13%, 11/15/23 (Call 09/03/19)	USD	125	126,641
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)(a)(c)	USD	75	76,875
5.88%, 07/15/26 (Call 07/15/21)(a)(c)	USD	150	155,983
7.00%, 05/15/27 (Call 05/15/22)(a)	USD	100	109,284
Griffon Corp., 5.25%, 03/01/22 (Call 09/03/19)	USD	125	125,313
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)	USD	125	95,613
6.38%, 05/15/25 (Call 05/15/20)	USD	75	57,300
6.38%, 01/15/26 (Call 01/15/21)	USD	75	56,011
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(b)	EUR	100	123,951
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	USD	175	182,197
4.88%, 05/15/26 (Call 02/15/26)(a)(c)	USD	125	130,625
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 09/03/19)(a)	USD	125	105,738
9.25%, 03/01/21 (Call 09/03/19)(a)(c)	USD	125	119,688
HCA Healthcare Inc., 6.25%, 02/15/21	USD	125	131,295
HCA Inc.
5.38%, 02/01/25	USD	425	461,796
5.38%, 09/01/26 (Call 03/01/26)	USD	170	184,375
5.63%, 09/01/28 (Call 03/01/28)	USD	225	248,305
5.88%, 05/01/23(c)	USD	200	219,271
5.88%, 02/15/26 (Call 08/15/25)(c)	USD	200	223,425
5.88%, 02/01/29 (Call 08/01/28)	USD	120	133,650
7.50%, 02/15/22	USD	350	388,176
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	USD	190	190,237

Security		Par (000)	Value

United States (continued)
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)(a)	USD	125	$122,813
5.88%, 10/15/20 (Call 08/11/19)	USD	100	100,099
6.25%, 10/15/22 (Call 09/03/19)	USD	75	75,945
7.13%, 08/01/26 (Call 08/01/22)(a)	USD	35	35,746
7.38%, 01/15/21 (Call 08/11/19)	USD	50	50,033
7.63%, 06/01/22 (Call 09/03/19)(a)	USD	250	259,780
Hertz Holdings Netherlands BV, 5.50%, 03/30/23 (Call 03/30/20)(b)	EUR	100	116,677
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 09/03/19)(a)	USD	75	71,813
5.75%, 10/01/25 (Call 04/01/20)(a)	USD	75	72,938
6.25%, 11/01/28 (Call 11/01/23)(a)	USD	75	72,656
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)	USD	175	177,525
4.88%, 01/15/30 (Call 01/15/25)(a)	USD	130	133,575
5.13%, 05/01/26 (Call 05/01/21)	USD	250	260,948
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)	USD	100	102,632
4.88%, 04/01/27 (Call 04/01/22)(c)	USD	100	103,837
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)(c)	USD	100	100,674
4.63%, 02/01/28 (Call 02/01/23)(a)(c)	USD	125	128,359
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	USD	225	231,469
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	USD	175	177,952
Hughes Satellite Systems Corp.
5.25%, 08/01/26	USD	150	158,925
6.63%, 08/01/26(c)	USD	100	107,846
7.63%, 06/15/21	USD	100	107,531
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 09/03/19)	USD	200	202,500
6.00%, 08/01/20 (Call 08/01/19)	USD	225	224,965
6.25%, 02/01/22 (Call 09/03/19)	USD	250	257,337
6.25%, 05/15/26 (Call 05/15/22)(a)	USD	140	144,812
6.38%, 12/15/25 (Call 12/15/20)	USD	150	157,237
6.75%, 02/01/24 (Call 02/01/20)	USD	75	78,344
iHeartCommunications Inc.
6.38%, 05/01/26 (Call 05/01/22)(c)	USD	125	133,087
8.38%, 05/01/27 (Call 05/01/22)	USD	200	210,913
Infor U.S. Inc.
5.75%, 05/15/22 (Call 08/15/19)	EUR	100	112,758
6.50%, 05/15/22 (Call 08/16/19)	USD	225	228,937
International Game Technology PLC
3.50%, 07/15/24 (Call 01/15/24)(b)	EUR	100	120,544
6.50%, 02/15/25 (Call 08/15/24)(a)	USD	200	219,500
IQVIA Inc.
2.25%, 01/15/28 (Call 07/15/22)(b)	EUR	100	111,340
2.88%, 09/15/25 (Call 09/15/20)(b)	EUR	100	114,734
3.25%, 03/15/25 (Call 03/15/20)(b)	EUR	300	342,812
4.88%, 05/15/23 (Call 08/28/19)(a)	USD	100	102,482
5.00%, 10/15/26 (Call 10/15/21)(a)	USD	200	207,833
5.00%, 05/15/27 (Call 05/15/22)(a)	USD	200	208,476
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)(a)(c)	USD	125	124,364
5.25%, 03/15/28 (Call 12/27/22)(a)	USD	150	151,397
5.75%, 08/15/24 (Call 08/12/19)(c)	USD	175	176,923
6.00%, 08/15/23 (Call 08/12/19)	USD	75	76,656
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 11/15/20)(b)	GBP	100	121,123

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	USD	75	$75,758
5.25%, 09/15/22 (Call 09/15/19)	USD	50	50,934
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (Call 09/03/19)(a)	USD	125	128,031
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 09/03/19)(a)	USD	250	259,062
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 5.50%, 01/15/30 (Call 01/15/25)(a)	USD	60	60,000
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 09/03/19)(a)	USD	75	62,518
8.63%, 03/15/25 (Call 03/15/21)(a)(c)	USD	75	37,500
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 09/03/19)(a)	USD	50	42,750
10.50%, 07/15/24 (Call 07/15/20)(a)	USD	75	59,681
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	USD	75	80,728
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 09/03/19)	USD	150	153,937
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(c)	USD	100	102,337
5.00%, 06/01/24 (Call 09/03/19)(a)	USD	150	154,959
5.25%, 06/01/26 (Call 06/01/21)(a)	USD	175	182,303
L Brands Inc.
5.25%, 02/01/28(c)	USD	75	69,505
5.63%, 02/15/22	USD	125	131,101
5.63%, 10/15/23	USD	75	77,958
6.63%, 04/01/21	USD	50	52,840
7.50%, 06/15/29 (Call 06/15/24)	USD	75	75,308
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)	USD	100	102,000
10.50%, 07/15/27 (Call 07/15/22)(a)	USD	105	106,050
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(a)	USD	50	51,429
5.25%, 10/01/25 (Call 10/01/20)(a)	USD	60	61,418
Lamar Media Corp.
5.00%, 05/01/23 (Call 09/03/19)	USD	50	50,951
5.38%, 01/15/24 (Call 09/03/19)	USD	75	77,178
5.75%, 02/01/26 (Call 02/01/21)	USD	70	74,080
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	USD	100	104,391
4.88%, 11/01/26 (Call 11/01/21)(a)(c)	USD	125	130,182
Leidos Holdings Inc., 4.45%, 12/01/20 (Call 09/01/20)	USD	50	50,844
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	USD	75	76,976
4.50%, 04/30/24 (Call 01/31/24)	USD	100	104,210
4.75%, 04/01/21 (Call 02/01/21)	USD	75	76,866
4.75%, 11/15/22 (Call 08/15/22)	USD	75	77,764
4.75%, 05/30/25 (Call 02/28/25)	USD	100	104,764
4.75%, 11/29/27 (Call 05/29/27)	USD	125	131,523
4.88%, 12/15/23 (Call 09/15/23)	USD	55	57,954
5.88%, 11/15/24 (Call 05/15/24)	USD	50	54,875
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 09/03/19)	USD	175	176,316
5.25%, 03/15/26 (Call 03/15/21)	USD	100	104,292
5.38%, 08/15/22 (Call 09/03/19)	USD	225	226,025
5.38%, 01/15/24 (Call 09/03/19)	USD	125	127,075
5.38%, 05/01/25 (Call 05/01/20)	USD	125	129,297
5.63%, 02/01/23 (Call 09/03/19)	USD	75	75,975
6.13%, 01/15/21 (Call 09/03/19)	USD	100	100,369

Security		Par (000)	Value

United States (continued)
Levi Strauss & Co., 3.38%, 03/15/27 (Call 03/15/22)	EUR	100	$117,865
Liberty Mutual Group Inc., 3.63%, 05/23/59 (Call 05/23/24)(b)(d)	EUR	100	116,447
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/19)(a)(c)	USD	100	104,500
6.38%, 02/01/24 (Call 02/01/21)(a)	USD	40	42,225
LKQ European Holdings BV, 4.13%, 04/01/28 (Call 04/01/23)(b)	EUR	100	121,848
LKQ Italia Bondco SpA, 3.88%, 04/01/24 (Call 01/01/24)(b)	EUR	100	123,561
Mallinckrodt International Finance SA, 4.75%, 04/15/23(c)	USD	100	62,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 04/15/25 (Call 04/15/20)(a)(c)	USD	100	57,068
5.63%, 10/15/23 (Call 09/02/19)(a)(c)	USD	100	63,604
5.75%, 08/01/22 (Call 09/03/19)(a)(c)	USD	100	75,000
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	USD	175	172,898
Match Group Inc., 5.00%, 12/15/27 (Call 12/15/22)(a)	USD	75	78,568
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)(c)	USD	250	263,437
Mauser Packaging Solutions Holding Co.
4.75%, 04/15/24 (Call 04/15/20)(b)	EUR	100	114,663
5.50%, 04/15/24 (Call 04/15/20)(a)	USD	200	200,675
7.25%, 04/15/25 (Call 04/15/20)(a)	USD	225	213,164
MEDNAX Inc.
5.25%, 12/01/23 (Call 09/03/19)(a)	USD	100	100,077
6.25%, 01/15/27 (Call 01/15/22)(a)	USD	165	163,930
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(c)	USD	200	212,000
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	USD	50	54,612
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	USD	75	77,175
5.63%, 05/01/24 (Call 02/01/24)	USD	150	160,250
5.75%, 02/01/27 (Call 11/01/26)(a)	USD	130	140,481
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	USD	50	51,353
5.50%, 04/15/27 (Call 01/15/27)	USD	170	179,992
5.75%, 06/15/25 (Call 03/15/25)	USD	125	135,431
6.00%, 03/15/23	USD	200	217,398
6.63%, 12/15/21	USD	175	189,894
7.75%, 03/15/22	USD	150	167,955
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	USD	150	156,985
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)(a)	USD	100	78,250
10.50%, 05/15/27 (Call 05/15/22)(a)	USD	75	66,570
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 09/03/19)(a)	USD	200	195,000
MPT Operating Partnership LP/MPT Finance Corp.
3.33%, 03/24/25 (Call 12/24/24)	EUR	100	123,510
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	123,240
4.63%, 08/01/29 (Call 08/01/24)	USD	40	40,512
5.00%, 10/15/27 (Call 10/15/22)	USD	275	284,904
5.25%, 08/01/26 (Call 08/01/21)	USD	75	78,017
6.38%, 03/01/24 (Call 09/03/19)	USD	75	78,750
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)(a)	USD	100	104,104
5.25%, 11/15/24 (Call 11/15/19)(a)	USD	150	154,830
5.38%, 05/15/27 (Call 05/15/22)(a)	USD	75	80,104
5.75%, 08/15/25 (Call 08/15/20)(a)	USD	100	104,979

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	USD	75	$75,201
4.20%, 12/01/22 (Call 09/01/22)	USD	100	101,472
5.75%, 08/15/25 (Call 08/15/20)	USD	75	76,875
6.88%, 08/15/24 (Call 09/03/19)	USD	50	52,363
Nabors Industries Inc.
4.63%, 09/15/21	USD	125	122,422
5.00%, 09/15/20	USD	29	29,218
5.50%, 01/15/23 (Call 11/15/22)(c)	USD	75	70,125
5.75%, 02/01/25 (Call 11/01/24)	USD	150	131,250
Nationstar Mortgage Holdings Inc.
8.13%, 07/15/23 (Call 07/15/20)(a)	USD	125	129,922
9.13%, 07/15/26 (Call 07/15/21)(a)	USD	150	157,359
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 09/03/19)	USD	100	99,962
Navient Corp.
5.00%, 10/26/20	USD	75	76,648
5.50%, 01/25/23	USD	175	181,510
5.88%, 03/25/21	USD	100	104,100
5.88%, 10/25/24(c)	USD	75	76,974
6.13%, 03/25/24	USD	150	157,704
6.50%, 06/15/22	USD	125	133,906
6.63%, 07/26/21	USD	100	106,332
6.75%, 06/25/25	USD	75	78,375
6.75%, 06/15/26(c)	USD	75	78,211
7.25%, 01/25/22	USD	75	81,645
7.25%, 09/25/23	USD	75	81,778
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 09/02/19)(a)	USD	75	50,906
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)	USD	150	153,670
NCR Corp.
4.63%, 02/15/21 (Call 09/03/19)	USD	75	75,161
5.00%, 07/15/22 (Call 09/03/19)	USD	100	100,664
5.88%, 12/15/21 (Call 09/03/19)	USD	50	50,523
6.38%, 12/15/23 (Call 09/03/19)	USD	100	102,875
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, 8.00%, 10/25/24 (Call 09/03/19)(a)(c)	USD	83	35,331
Netflix Inc.
3.63%, 05/15/27	EUR	200	238,928
3.88%, 11/15/29(b)	EUR	100	119,535
4.38%, 11/15/26(c)	USD	175	176,969
4.63%, 05/15/29(b)	EUR	200	251,982
4.88%, 04/15/28	USD	225	232,260
5.38%, 02/01/21	USD	75	77,601
5.38%, 11/15/29(a)	USD	110	115,775
5.50%, 02/15/22	USD	75	79,665
5.75%, 03/01/24(c)	USD	50	54,297
5.88%, 02/15/25	USD	100	109,112
5.88%, 11/15/28	USD	300	330,312
6.38%, 05/15/29(a)	USD	150	168,330
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/12/19)(a)	USD	125	130,052
5.88%, 11/15/22 (Call 08/12/19)	USD	50	51,156
Nexstar Escrow Inc., 5.63%, 07/15/27 (Call 07/15/22)(a)	USD	175	181,781
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	USD	75	76,125
4.25%, 09/15/24 (Call 07/15/24)(a)	USD	75	76,102
4.50%, 09/15/27 (Call 06/15/27)(a)	USD	75	75,591

Security		Par (000)	Value

United States (continued)
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/19)	USD	100	$103,250
7.50%, 04/15/26 (Call 04/15/22)(a)	USD	70	72,450
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)(a)	USD	65	67,512
4.88%, 08/15/27 (Call 02/15/27)(a)	USD	75	80,204
Nielsen Co Luxembourg SARL/The, 5.00%, 02/01/25 (Call 02/01/20)(a)(c)	USD	75	72,574
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 09/03/19)	USD	175	175,299
5.00%, 04/15/22 (Call 09/03/19)(a)	USD	325	325,569
Noble Holding International Ltd.
7.88%, 02/01/26 (Call 02/01/21)(a)	USD	110	94,502
7.95%, 04/01/25 (Call 01/01/25)(c)	USD	50	36,929
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)(a)	USD	250	259,756
6.25%, 08/15/24 (Call 09/03/19)(a)	USD	150	157,128
NRG Energy Inc.
5.25%, 06/15/29 (Call 06/15/24)(a)	USD	90	94,647
5.75%, 01/15/28 (Call 01/15/23)	USD	150	159,591
6.63%, 01/15/27 (Call 07/15/21)	USD	150	160,303
7.25%, 05/15/26 (Call 05/15/21)	USD	125	135,265
NuStar Logistics LP
4.80%, 09/01/20	USD	50	50,737
5.63%, 04/28/27 (Call 01/28/27)	USD	75	77,284
6.00%, 06/01/26 (Call 03/01/26)	USD	75	79,148
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(a)(c)	USD	50	47,315
6.88%, 03/15/22 (Call 09/03/19)	USD	125	124,220
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)(b)	EUR	100	121,603
6.75%, 09/15/20(b)	EUR	50	59,641
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(c)	USD	75	73,103
5.13%, 09/15/27 (Call 03/15/22)(c)	USD	100	100,625
5.63%, 08/01/29 (Call 08/01/24)	USD	95	97,494
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 09/03/19)(a)	USD	200	195,000
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (Call 08/15/22)(a)	USD	85	86,418
5.63%, 02/15/24 (Call 09/03/19)(c)	USD	50	51,487
5.88%, 03/15/25 (Call 09/15/19)	USD	75	77,420
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)	USD	150	154,396
5.88%, 08/15/23(a)	USD	100	107,580
Pacific Drilling SA, 8.38%, 10/01/23 (Call 10/01/20)(a)(c)	USD	100	97,375
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
4.38%, 05/15/26 (Call 05/15/22)(b)	EUR	100	114,052
6.25%, 05/15/26 (Call 05/15/22)(a)	USD	165	171,138
8.50%, 05/15/27 (Call 05/15/22)(a)	USD	300	304,240
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	USD	255	231,412
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(a)	USD	50	50,431
5.38%, 01/15/25 (Call 01/15/20)(a)	USD	85	86,104
5.63%, 10/15/27 (Call 10/15/22)(a)(c)	USD	100	103,300
6.25%, 06/01/24 (Call 09/03/19)(a)(c)	USD	50	52,004
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 09/03/19)	USD	75	77,859
7.25%, 06/15/25 (Call 06/15/20)	USD	100	104,297

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)(c)	USD	75	$72,532
6.13%, 09/15/24 (Call 09/15/19)	USD	50	49,444
Peabody Energy Corp.
6.00%, 03/31/22 (Call 09/03/19)(a)	USD	75	76,688
6.38%, 03/31/25 (Call 03/31/20)(a)	USD	75	77,250
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)	USD	60	62,250
5.75%, 10/01/22 (Call 09/03/19)	USD	75	75,750
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)	USD	167	165,514
7.13%, 03/15/23 (Call 09/03/19)(a)	USD	300	282,185
8.88%, 06/01/25 (Call 06/01/20)(a)(c)	USD	100	96,869
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)	USD	150	154,987
5.88%, 09/30/27 (Call 09/30/22)(a)	USD	100	104,952
Pitney Bowes Inc.
3.88%, 10/01/21 (Call 09/01/21)	USD	75	72,972
4.63%, 05/15/22 (Call 04/15/22)	USD	75	71,547
4.63%, 03/15/24 (Call 12/15/23)(c)	USD	75	67,734
4.70%, 04/01/23 (Call 03/01/23)	USD	50	47,148
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)(a)	USD	250	255,220
5.50%, 03/01/25 (Call 03/01/20)(a)	USD	125	129,898
5.50%, 12/15/29 (Call 12/15/24)(a)	USD	80	80,875
5.63%, 01/15/28 (Call 12/01/22)(a)	USD	125	128,932
5.75%, 03/01/27 (Call 03/01/22)(a)	USD	225	233,913
Prestige Brands Inc., 6.38%, 03/01/24 (Call 09/03/19)(a)(c)	USD	100	104,479
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	USD	140	143,153
5.75%, 04/15/26(a)(c)	USD	130	135,683
9.25%, 05/15/23 (Call 09/03/19)(a)	USD	228	239,400
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	USD	50	50,940
5.00%, 01/15/27 (Call 10/15/26)	USD	75	79,047
5.50%, 03/01/26 (Call 12/01/25)	USD	105	113,453
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	USD	75	68,409
5.38%, 10/01/22 (Call 07/01/22)	USD	75	69,698
5.63%, 03/01/26 (Call 12/01/25)	USD	75	64,134
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)	USD	175	176,969
5.75%, 05/01/25 (Call 05/01/20)(a)	USD	175	181,125
QVC Inc.
4.38%, 03/15/23	USD	125	128,219
4.45%, 02/15/25 (Call 11/15/24)	USD	75	76,242
4.85%, 04/01/24	USD	75	77,742
5.13%, 07/02/22	USD	75	78,584
Qwest Corp., 6.75%, 12/01/21	USD	125	134,375
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)(c)	USD	175	160,344
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(c)	USD	100	83,594
5.00%, 08/15/22 (Call 05/15/22)	USD	125	115,430
5.00%, 03/15/23 (Call 12/15/22)(c)	USD	100	88,380
5.75%, 06/01/21 (Call 03/01/21)	USD	100	99,158
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(c)	USD	75	63,344
5.25%, 12/01/21 (Call 09/03/19)(a)	USD	75	72,188
9.38%, 04/01/27 (Call 04/01/22)(a)(c)	USD	100	86,333

Security		Par (000)	Value

United States (continued)
Refinitiv U.S. Holdings Inc.
4.50%, 05/15/26 (Call 11/15/21)(b)	EUR	100	$119,480
6.25%, 05/15/26 (Call 11/15/21)(a)	USD	175	188,525
6.88%, 11/15/26 (Call 11/15/21)(b)	EUR	100	123,926
8.25%, 11/15/26 (Call 11/15/21)(a)	USD	250	276,937
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 09/03/19)(a)	USD	125	133,757
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	USD	225	238,605
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 09/03/19)(a)	USD	225	229,500
5.75%, 10/15/20 (Call 09/03/19)	USD	388	389,050
7.00%, 07/15/24 (Call 09/03/19)(a)(c)	USD	100	103,488
Rite Aid Corp., 6.13%, 04/01/23 (Call 09/03/19)(a)(c)	USD	250	210,937
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	USD	75	69,060
7.38%, 06/15/25 (Call 03/15/25)	USD	55	41,617
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 09/03/19)(a)(c)(e)	USD	75	6,000
7.38%, 11/01/21 (Call 09/03/19)(a)(c)(e)	USD	75	6,000
Sabre GLBL Inc., 5.25%, 11/15/23 (Call 09/03/19)(a)	USD	125	128,392
Samsonite Finco Sarl, 3.50%, 05/15/26 (Call 05/15/21)(b)	EUR	100	113,373
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 09/03/19)(e)	USD	150	8,490
7.25%, 02/15/23 (Call 02/15/20)(a)(c)	USD	100	81,500
7.75%, 06/15/21 (Call 09/03/19)	USD	75	3,938
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)	USD	150	151,995
4.88%, 07/15/22 (Call 09/03/19)	USD	100	101,252
4.88%, 09/01/24 (Call 09/03/19)	USD	150	154,668
Scientific Games International Inc.
3.38%, 02/15/26 (Call 02/15/21)(b)	EUR	100	113,065
5.00%, 10/15/25 (Call 10/15/20)(a)	USD	175	179,266
8.25%, 03/15/26 (Call 03/15/22)(a)	USD	200	212,500
10.00%, 12/01/22 (Call 09/03/19)	USD	136	142,018
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)(b)	EUR	100	126,587
4.88%, 12/01/22 (Call 09/01/22)(a)	USD	75	78,932
5.13%, 12/01/24 (Call 09/01/24)(a)	USD	75	80,269
5.25%, 04/01/23 (Call 01/01/23)(a)	USD	50	53,139
5.50%, 09/15/25 (Call 06/15/25)(a)	USD	75	81,364
6.50%, 12/01/20 (Call 09/01/20)(a)(c)	USD	75	77,867
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 07/15/22 (Call 08/16/19)(c)	USD	50	49,125
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)	USD	75	76,875
5.13%, 06/01/29 (Call 06/01/24)	USD	100	105,583
5.38%, 05/15/24 (Call 09/03/19)	USD	125	128,506
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(a)	USD	150	155,916
SESI LLC
7.13%, 12/15/21 (Call 09/03/19)	USD	100	73,500
7.75%, 09/15/24 (Call 09/15/20)	USD	75	44,625
Silgan Holdings Inc., 3.25%, 03/15/25 (Call 03/15/20)	EUR	100	114,489
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)	USD	50	50,266
5.38%, 04/01/21 (Call 08/13/19)	USD	100	99,935
5.63%, 08/01/24 (Call 08/16/19)(a)(c)	USD	125	128,556
6.13%, 10/01/22 (Call 08/16/19)	USD	75	76,275

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)	USD	225	$227,827
4.63%, 05/15/23 (Call 09/03/19)(a)	USD	100	101,612
4.63%, 07/15/24 (Call 07/15/21)(a)	USD	225	231,592
5.00%, 08/01/27 (Call 08/01/22)(a)	USD	200	206,117
5.38%, 04/15/25 (Call 04/15/20)(a)	USD	175	181,665
5.38%, 07/15/26 (Call 07/15/21)(a)	USD	125	130,781
5.50%, 07/01/29 (Call 07/01/24)(a)	USD	190	199,025
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 09/03/19)(a)	USD	125	127,813
5.50%, 04/15/27 (Call 04/15/22)(a)(c)	USD	65	68,507
SM Energy Co.
5.00%, 01/15/24 (Call 09/03/19)(c)	USD	75	68,813
5.63%, 06/01/25 (Call 06/01/20)(c)	USD	75	65,700
6.13%, 11/15/22 (Call 09/03/19)	USD	75	73,000
6.63%, 01/15/27 (Call 01/15/22)	USD	75	65,438
6.75%, 09/15/26 (Call 09/15/21)	USD	75	67,219
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 09/03/19)(a)(c)	USD	275	295,575
Southwestern Energy Co.
6.20%, 01/23/25 (Call 10/23/24)	USD	125	107,500
7.50%, 04/01/26 (Call 04/01/21)	USD	125	109,734
7.75%, 10/01/27 (Call 10/01/22)(c)	USD	75	65,250
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)(c)	USD	150	156,009
6.63%, 11/15/22 (Call 09/03/19)	USD	75	76,500
Springleaf Finance Corp.
5.63%, 03/15/23	USD	100	107,157
6.13%, 05/15/22	USD	150	160,844
6.13%, 03/15/24 (Call 09/15/23)	USD	215	232,995
6.63%, 01/15/28 (Call 07/15/27)	USD	85	92,230
6.88%, 03/15/25	USD	200	223,716
7.13%, 03/15/26	USD	250	280,860
7.75%, 10/01/21	USD	100	109,510
8.25%, 12/15/20	USD	125	133,632
Sprint Communications Inc.
6.00%, 11/15/22	USD	325	345,312
7.00%, 08/15/20	USD	200	207,442
11.50%, 11/15/21	USD	125	146,222
Sprint Corp.
7.13%, 06/15/24	USD	350	383,153
7.25%, 09/15/21	USD	400	430,000
7.63%, 02/15/25 (Call 11/15/24)	USD	250	277,507
7.63%, 03/01/26 (Call 11/01/25)	USD	225	251,725
7.88%, 09/15/23	USD	650	723,531
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	USD	275	286,000
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	125	124,219
5.00%, 02/15/27 (Call 02/15/22)(a)	USD	75	76,491
5.38%, 11/15/24 (Call 11/15/19)(a)	USD	250	257,678
5.50%, 02/15/23 (Call 09/03/19)(a)	USD	100	102,462
6.00%, 10/15/25 (Call 10/15/20)(a)	USD	125	131,689
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	USD	300	306,750
10.75%, 04/15/27 (Call 04/15/22)(a)	USD	160	165,600
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)	USD	75	75,338
4.75%, 03/15/25 (Call 09/15/24)	USD	75	76,219
5.00%, 12/15/21 (Call 09/15/21)	USD	150	154,687

Security		Par (000)	Value

United States (continued)
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)(c)	USD	50	$52,315
5.13%, 10/01/21 (Call 09/03/19)	USD	50	50,269
5.25%, 04/15/23 (Call 09/03/19)	USD	50	50,875
5.50%, 10/01/24 (Call 10/01/19)	USD	75	77,233
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 09/03/19)	USD	75	76,635
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 08/16/19)	USD	100	101,563
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)	USD	175	178,447
5.50%, 02/15/26 (Call 02/15/21)	USD	100	103,750
5.88%, 03/15/28 (Call 03/15/23)	USD	60	62,391
6.00%, 04/15/27 (Call 04/15/22)	USD	80	84,314
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	USD	75	76,247
4.20%, 09/15/20	USD	125	126,799
5.00%, 04/15/25 (Call 04/15/20)(a)	USD	150	153,070
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	USD	100	80,000
6.63%, 01/15/28 (Call 01/15/23)(a)	USD	45	43,200
7.25%, 05/15/27 (Call 05/15/22)(a)	USD	115	113,806
10.50%, 01/15/26 (Call 01/15/22)(a)	USD	75	70,473
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(a)	USD	75	75,993
5.50%, 09/15/24 (Call 09/15/19)(a)	USD	100	101,594
5.50%, 01/15/28 (Call 01/15/23)(a)(c)	USD	150	148,830
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 09/03/19)	USD	100	100,412
5.00%, 01/15/28 (Call 01/15/23)	USD	100	101,276
5.13%, 02/01/25 (Call 02/01/20)	USD	50	51,566
5.25%, 05/01/23 (Call 09/03/19)	USD	75	75,988
5.38%, 02/01/27 (Call 02/01/22)	USD	100	104,224
5.88%, 04/15/26 (Call 04/15/21)	USD	200	212,000
6.50%, 07/15/27 (Call 07/15/22)(a)	USD	125	136,400
6.75%, 03/15/24 (Call 09/15/19)	USD	75	77,871
6.88%, 01/15/29 (Call 01/15/24)(a)	USD	100	110,359
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(a)	USD	40	41,453
5.88%, 06/15/27 (Call 03/15/27)(a)	USD	75	78,563
6.63%, 05/15/22 (Call 08/17/19)	USD	100	103,328
TEGNA Inc., 6.38%, 10/15/23 (Call 09/03/19)	USD	100	103,023
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	USD	100	103,318
4.88%, 06/01/26 (Call 06/01/21)	USD	50	52,011
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)(c)	USD	75	78,454
5.63%, 10/15/23 (Call 09/03/19)	USD	75	77,297
Tenet Healthcare Corp.
4.38%, 10/01/21	USD	150	152,812
4.50%, 04/01/21	USD	125	127,051
4.63%, 07/15/24 (Call 07/15/20)	USD	300	306,000
5.13%, 05/01/25 (Call 05/01/20)(c)	USD	200	200,250
6.00%, 10/01/20	USD	325	335,562
6.25%, 02/01/27 (Call 02/01/22)(a)	USD	210	217,980
6.75%, 06/15/23(c)	USD	350	359,625
7.00%, 08/01/25 (Call 08/01/20)(c)	USD	75	74,813
8.13%, 04/01/22	USD	350	373,844

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Tenneco Inc., 4.88%, 04/15/22 (Call 08/30/19)(b)	EUR	175	$189,188
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	USD	100	100,347
5.00%, 01/31/28 (Call 07/31/27)(a)	USD	75	75,814
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(c)	USD	275	242,000
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	USD	75	76,313
4.50%, 02/01/26 (Call 02/01/21)	USD	125	127,559
4.75%, 02/01/28 (Call 02/01/23)	USD	250	257,370
5.13%, 04/15/25 (Call 04/15/20)	USD	75	77,510
5.38%, 04/15/27 (Call 04/15/22)	USD	75	79,727
6.00%, 03/01/23 (Call 08/12/19)	USD	175	178,463
6.00%, 04/15/24 (Call 08/12/19)	USD	225	234,846
6.38%, 03/01/25 (Call 09/01/19)	USD	325	336,714
6.50%, 01/15/26 (Call 01/15/21)	USD	325	347,867
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	USD	50	50,538
4.38%, 04/15/23 (Call 01/15/23)(c)	USD	50	51,919
4.88%, 03/15/27 (Call 12/15/26)(c)	USD	60	63,342
5.88%, 02/15/22 (Call 11/15/21)	USD	50	53,167
TransDigm Inc.
6.00%, 07/15/22 (Call 09/03/19)	USD	150	151,732
6.25%, 03/15/26 (Call 03/15/22)(a)	USD	625	657,031
6.38%, 06/15/26 (Call 06/15/21)	USD	200	204,190
6.50%, 07/15/24 (Call 09/03/19)	USD	200	205,050
6.50%, 05/15/25 (Call 05/15/20)	USD	150	154,246
7.50%, 03/15/27 (Call 03/15/22)(a)	USD	75	79,068
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	USD	67	68,252
Transocean Inc.
7.25%, 11/01/25 (Call 11/01/21)(a)	USD	100	94,000
9.00%, 07/15/23 (Call 07/15/20)(a)	USD	200	210,442
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)	USD	37	40,028
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	USD	71	73,209
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)	USD	80	85,402
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)	USD	94	97,523
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	USD	25	25,111
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	USD	50	52,231
Tribune Media Co., 5.88%, 07/15/22 (Call 08/12/19)	USD	150	152,539
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)(c)	USD	67	67,398
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)	USD	75	70,719
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)	USD	125	120,679
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)	USD	100	91,762
6.88%, 08/15/25 (Call 08/15/20)(c)	USD	100	97,250
Uber Technologies Inc.
7.50%, 11/01/23 (Call 11/01/20)(a)	USD	75	79,313
8.00%, 11/01/26 (Call 11/01/21)(a)	USD	200	211,604
United Airlines Holdings Inc., 4.25%, 10/01/22	USD	50	51,448
United Rentals North America Inc.
4.63%, 07/15/23 (Call 09/03/19)	USD	175	179,265
4.63%, 10/15/25 (Call 10/15/20)	USD	130	132,130
4.88%, 01/15/28 (Call 01/15/23)	USD	275	280,253
5.25%, 01/15/30 (Call 01/15/25)(c)	USD	75	76,790

Security		Par (000)	Value

United States (continued)
5.50%, 07/15/25 (Call 07/15/20)	USD	100	$104,088
5.50%, 05/15/27 (Call 05/15/22)	USD	125	131,463
5.88%, 09/15/26 (Call 09/15/21)	USD	125	133,039
6.50%, 12/15/26 (Call 12/15/21)	USD	200	217,440
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 12/15/19)(a)	USD	75	64,875
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 09/03/19)(a)	USD	100	95,281
8.25%, 10/15/23 (Call 09/03/19)	USD	175	159,031
Univision Communications Inc.
5.13%, 05/15/23 (Call 09/03/19)(a)	USD	200	198,859
5.13%, 02/15/25 (Call 02/15/20)(a)	USD	200	194,700
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	USD	100	104,260
6.88%, 09/01/27 (Call 09/01/22)(a)	USD	105	110,037
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(a)	USD	125	118,594
VeriSign Inc.
4.63%, 05/01/23 (Call 09/03/19)	USD	100	101,402
4.75%, 07/15/27 (Call 07/15/22)	USD	125	131,491
5.25%, 04/01/25 (Call 01/01/25)	USD	75	81,188
Veritas U.S. Inc./Veritas Bermuda Ltd., 10.50%, 02/01/24 (Call 08/12/19)(a)(c)	USD	200	176,696
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	USD	250	266,969
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/19)(a)	USD	125	118,477
Viacom Inc.
5.88%, 02/28/57 (Call 02/28/22)(d)	USD	100	103,500
6.25%, 02/28/57 (Call 02/28/27)(d)	USD	100	105,000
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)	USD	100	100,036
5.63%, 04/15/27 (Call 04/15/22)(a)	USD	105	109,947
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(a)	USD	125	129,409
Vistra Energy Corp., 5.88%, 06/01/23 (Call 09/03/19)	USD	75	76,688
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)	USD	155	158,724
5.50%, 09/01/26 (Call 09/01/21)(a)	USD	175	183,372
5.63%, 02/15/27 (Call 02/15/22)(a)	USD	200	210,674
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	USD	100	102,000
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)(c)	USD	100	93,708
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	USD	150	155,383
5.38%, 08/15/26 (Call 08/15/21)(a)	USD	110	116,563
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)(c)	USD	175	148,203
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(c)	USD	350	346,792
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)	USD	125	125,404
6.25%, 04/01/23 (Call 01/01/23)(c)	USD	50	49,000
6.63%, 01/15/26 (Call 10/15/25)(c)	USD	175	164,500
William Lyon Homes Inc., 5.88%, 01/31/25 (Call 01/31/20)	USD	100	100,125
WMG Acquisition Corp., 4.13%, 11/01/24 (Call 11/01/19)(b)	EUR	90	104,489
Worldpay LLC/Vantiv Issuer Corp., 3.88%, 11/15/25 (Call 08/01/19)(b)	GBP	100	128,155
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	USD	75	75,375
5.75%, 06/01/26 (Call 06/01/21)	USD	75	77,063
6.00%, 01/15/22 (Call 10/15/21)	USD	50	51,795
8.25%, 08/01/23 (Call 06/01/23)	USD	75	84,306

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par/ Shares (000)	Value

United States (continued)
WR Grace & Co.-Conn, 5.13%, 10/01/21(a)	USD	100	$104,000
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	USD	38	38,338
4.25%, 03/01/22 (Call 12/01/21)	USD	106	107,815
5.75%, 04/01/27 (Call 01/01/27)	USD	50	53,185
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	USD	75	75,790
5.25%, 05/15/27 (Call 02/15/27)(a)	USD	125	128,060
5.50%, 03/01/25 (Call 12/01/24)(a)	USD	275	288,406
Xerox Corp.
4.13%, 03/15/23 (Call 02/15/23)	USD	150	150,750
4.50%, 05/15/21	USD	150	153,607
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/03/19)(a)(c)	USD	125	128,841
6.50%, 06/15/22 (Call 09/03/19)(a)	USD	175	178,106
6.75%, 08/15/24 (Call 08/15/21)(a)	USD	125	133,556
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(a)	USD	300	304,875
6.00%, 04/01/23 (Call 09/03/19)	USD	200	206,000
6.38%, 05/15/25 (Call 05/15/20)(c)	USD	125	128,437

			117,442,104

Total Corporate Bonds & Notes — 97.6% (Cost: $174,332,724)			172,229,526

Common Stocks

United Kingdom — 0.0%
New Look Retails Holdings Ltd.		53	6,877

Total Common Stocks — 0.0% (Cost: $0)			6,877

Preferred Stocks

United States — 0.0%
MYT Holding Co. 10.00%, 06/07/29(a)		17	15,979

Total Preferred Stocks — 0.0% (Cost: $15,810)			15,979

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 13.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.45%(h)(i)(j)	21,964	$21,974,820
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.25%(h)(i)	1,387	1,387,000

		23,361,820

Total Short-Term Investments — 13.2% (Cost: $23,351,495)		23,361,820

Total Investments in Securities — 110.8% (Cost: $197,700,029)		195,614,202

Other Assets, Less Liabilities — (10.8)%		(19,137,277)

Net Assets — 100.0%		$176,476,925

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	All or a portion of this security is on loan.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Perpetual security with no stated maturity date.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	38,617	(16,653)	21,964	$21,974,820	$112,177	(a)	$1,273	$5,236
BlackRock Cash Funds: Treasury, SL Agency Shares	2,804	(1,417)	1,387	1,387,000	21,178		—	—

				$23,361,820	$133,355		$1,273	$5,236

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® US & Intl High Yield Corp Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$172,229,526	$—	$172,229,526
Common Stocks	6,877	—	—	6,877
Preferred Stocks	15,979	—	—	15,979
Money Market Funds	23,361,820	—	—	23,361,820

	$23,384,676	$172,229,526	$—	$195,614,202

Currency Abbreviations

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound